Registration No. 333-76154
& 811-7934

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 34	☒

THRIVENT VARIABLE ANNUITY ACCOUNT B
(Exact Name of Registrant)
Thrivent Financial for Lutherans
(Name of Depositor)
625 Fourth Avenue South,
Minneapolis, Minnesota 55415
(Address of Depositor's Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: 920-628-2347
Cynthia K. Mueller

4321 North Ballard Road
Appleton, WI 54919
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 30, 2018 pursuant to paragraph (b) (1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (Date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment
TITLE OF SECURITIES BEING REGISTERED
Interest in a separate account under flexible premium deferred variable annuity contracts

Thrivent Variable Annuity Account B
Prospectus For
Flexible Premium Deferred Variable Annuity
Issued By Thrivent Financial for Lutherans
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: (800) 847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: (800) 847-4836 E-mail: mail@thrivent.com
This Prospectus describes the individual flexible premium deferred variable annuity Contract (the “Contract”) which was issued by Thrivent Financial for Lutherans (“Thrivent Financial”, “we”, “us” or “our”). We are a fraternal benefit society organized under Wisconsin law. Even though we no longer issue new Contracts, the Contract Owner (“you”) may continue to allocate net premiums among investment alternatives with different investment objectives.
We allocate net premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account B (the “Variable Account”), and/or to the Fixed Account (which is the general account of ours, and which pays interest in an amount that is at least as great as the guaranteed fixed rate).
The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). We provide the overall investment management for each of the Portfolios, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:
Thrivent Aggressive Allocation Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent Government Bond Portfolio
Thrivent Growth and Income Plus Portfolio*
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Money Market Portfolio

Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner All Cap Portfolio
(subadvised by FIAM LLC)
Thrivent Partner Emerging Markets Equity Portfolio
(subadvised by Aberdeen Asset Managers Limited)
Thrivent Partner Growth Stock Portfolio
(subadvised by T. Rowe Price Associates, Inc.)
Thrivent Partner Healthcare Portfolio
(subadvised by BlackRock Investment Management, LLC )
Thrivent Partner Worldwide Allocation Portfolio
(subadvised by Aberdeen Asset Managers Limited,
Goldman Sachs Asset Management, L.P. and
Principal Global Investors, LLC)
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Portfolio

*The Thrivent Series Fund, Inc. Board of Directors has approved the merger of the Thrivent Growth and Income Plus Portfolio into the Thrivent Moderately Aggressive Allocation Portfolio pending approval by their respective shareholders of record at a special shareholder meeting to be held on or about June 21, 2018. The merger, if approved, would occur on or about June 28, 2018. The Portfolio will be closed to new investment elections after the close of business on April 27, 2018. If you already invest in the affected Subaccount, you can continue to invest in the Subaccount until the merger has been completed.
Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (“SAI”) dated April 30, 2018. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-847-4836, going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the SAI and all other documents required to be filed with the SEC. The Table of Contents for the SAI may be found on Page 37 of this Prospectus.
An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different.
The date of this Prospectus is April 30, 2018.

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Definitions
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Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts and the Fixed Account on or before the Annuity Commencement Date.
Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.
Annuity Commencement Date. The date when Annuity Income payments will begin if an Annuitant is living on that date.
Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.
Commuted Value. The amount expressed as a lump sum payment which represents the present value of the future payments for the remaining guaranteed period.
Contract. The individual flexible premium variable annuity Contract offered by Thrivent Financial and described in this Prospectus.
Contract Anniversary. The same date in each succeeding year as the Date of Issue of the Contract.
Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application.
Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue of the Contract and ending on the first Contract Anniversary.
Fixed Account. The Fixed Account is the general account of Thrivent Financial, which consists of all assets of Thrivent Financial other than those allocated to a separate account of Thrivent Financial. Premium payments allocated to the Fixed Account will be paid a fixed rate of interest (which may not be less than 3.0%) declared by Thrivent Financial at least annually. Amounts accumulated in the Fixed Account are guaranteed by Thrivent Financial.
Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.
Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or savings association participating in the Medallion Signature Guarantee Program provides that service.
Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403, 408, 408A or similar provisions of the Internal Revenue Code.
Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Spouse. An individual lawfully married to another individual as defined by federal tax law. The marriage must be recognized by the state, possession, or territory of the United States in which the marriage is entered into, regardless of domicile. Individuals who enter into a marriage under the laws of a foreign jurisdiction are recognized as married for federal tax law purposes if the relationship would be recognized as marriage under the laws of at least one state, possession, or territory of the United States, regardless of domicile.
Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Valuation Day. Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.
Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.

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Definitions
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Variable Account. Thrivent Variable Annuity Account B, which is a separate account of Thrivent Financial. The Subaccounts are subdivisions of the Variable Account.
Written Notice. A written request or notice provided by the Contract Owner and received in good order at our Service Center and satisfactory in form and content to Thrivent Financial.

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Fee and Expense Tables
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales load when you make additional investments in the Contract. No state premium taxes are deducted.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%
Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	6.00% [1]
Transfer Charge (after 12 free transfers per Contract Year)	0%
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee		$30.00 [2]
Annual Subaccount Expenses (as a percentage of average daily Accumulated Value or Annuity Unit Value)
	Current [3]	Maximum
Mortality & Expense Risk Charge	1.10%	1.25%
Total Subaccount Annual Expenses	1.10%	1.25%
The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2017, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.
Total Annual Portfolio Operating Expenses4
	Maximum	Minimum
(expenses that are deducted from the Portfolio assets, including management fees and other expenses)	3.61%	0.25%
Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.
If a Portfolio is structured as a “fund of funds,” the Portfolio will indirectly bear its proportionate share of any fees and expenses (like investment advisory fees and operating expenses) of the investment companies in which it invests. However, Thrivent Financial has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by an Asset Allocation Portfolio as a
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result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. For a list of the “fund of funds” portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.
See Annuity Provisions in this prospectus for a discussion of these other charges.
Example5
The following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$ 712	$ 873	$1,032	$1,791
Maximum Portfolio Expenses:	$1,027	$1,823	$2,620	$4,894
If you annuitize your Contract at the end of the applicable time period with
Minimum Portfolio Expenses:	$ 712	$ 873	$1,032	$1,791
Maximum Portfolio Expenses:	$1,027	$1,823	$2,620	$4,894
If you do not surrender your Contract at end of the applicable time period with
Minimum Portfolio Expenses:	$ 153	$ 474	$ 818	$1,791
Maximum Portfolio Expenses:	$ 486	$1,461	$2,439	$4,894

Notes to Fee and Expense Tables:
1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).
2 A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract’s Accumulated Value.
3 The current charge for mortality and expense risk fees is equal to an annual rate of 1.10%, and we guarantee that this charge will never exceed an annual rate of 1.25%. See Charges and Deductions—Mortality and Expense Risk Charge. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.
4 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain Portfolios. After taking these contractual and voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.25% to 1.20%. The reimbursements may be discontinued at any time.
5 For this example, the following assumptions are used: 1.25% mortality and expense risk charge and portfolio operating expenses ranging from 3.61% to 0.25%.
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Summary
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Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.
The Contract
The Contract along with any riders, endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. See The Contract.
Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account and to the Fixed Account. Some of the Subaccounts may be unavailable in some states.
The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments have been elected, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by us, and will never be less than an effective rate of 3% per year.
Premiums will be allocated among the Subaccounts and the Fixed Account according to your allocation instructions, at the end of the Valuation Period in which we receive the premium.
Surrenders. If a Written Notice from you requesting a surrender is received on or before the Annuity Commencement Date, we will pay to you all or part of the Accumulated Value of a Contract after deducting any applicable surrender charge. Partial surrenders must be for at least $200, and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Commencement Date.
Transfers. On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $200 (unless the total value in the Subaccount or the Fixed Account is less than $200, in which case the entire amount may be transferred). We reserve the right to limit the number of transfers in any Contract Year, although we will always allow at least 12 transfers a year. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary.
Annuity Provisions
You may select an annuity settlement option or options, and you may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more detail.
Exchange Program
From time to time, we may offer programs for certain variable annuities issued by Thrivent Financial or our affiliates, to be exchanged for the contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits and other guarantees that are provided by the contract you currently own to the benefits and guarantees provided by the new contract being offered. You should also compare the fees and charges of your current contract to the new contract being offered as they may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us and any such programs will comply with applicable law. We believe the exchanges should be tax free for federal income tax purposes; however, you should consult your tax advisor before making any such exchange.

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Summary
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Federal Tax Status
For a description of the Federal income tax status of annuities, see Federal Tax Status. Generally, a distribution from a Contract before the taxpayer attains age 59 1⁄2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.
Condensed Financial Information
Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix A.

Thrivent Financial and the Variable Account
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Thrivent Financial
Thrivent Financial is a not-for-profit financial services membership organization of Christians helping our members achieve financial security and give back to their communities. We were organized in 1902 as a fraternal benefit society under Wisconsin law, and comply with Internal Revenue Code Section 501(c)(8). We are licensed to sell insurance in all states and the District of Columbia.
For more information, visit Thrivent.com.
The Variable Account
The Variable Account is a separate account, which was established in 1994. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.
Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

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Investment Options
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Variable Investment Options and the Subaccounts
You may allocate the premiums paid under the Contract and transfer from the Contract’s Accumulated Value to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds” which are comprised of investments in other Portfolios within the Fund. The Subaccounts and the corresponding Portfolios are listed below.
Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Balanced Income Plus Subaccount	Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Government Bond Subaccount	Thrivent Government Bond Portfolio
Thrivent Growth and Income Plus Subaccount*	Thrivent Growth and Income Plus Portfolio*
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Subaccount	Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio
Thrivent Multidimensional Income Subaccount	Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Subaccount	Thrivent Opportunity Income Plus Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Partner Emerging Markets Equity Subaccount	Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Subaccount	Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
The following table summarizes each Portfolio’s investment objective:
Portfolio	Investment Objective
Thrivent Aggressive Allocation Portfolio	To seek long-term capital growth.
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Investment Options
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Portfolio	Investment Objective
Thrivent Balanced Income Plus Portfolio	To seek long-term total return through a balance between income and the potential for long-term capital growth.
Thrivent Diversified Income Plus Portfolio	To seek to maximize income while maintaining prospects for capital appreciation.
Thrivent Government Bond Portfolio	To seek total return, consistent with preservation of capital.
Thrivent Growth and Income Plus Portfolio*	To seek long-term capital growth and income.
Thrivent High Yield Portfolio	To achieve a higher level of income, while also considering growth of capital as a secondary objective.
Thrivent Income Portfolio	To achieve a high level of income over the longer term while providing reasonable safety of capital.
Thrivent Large Cap Growth Portfolio	To achieve long-term growth of capital.
Thrivent Large Cap Index Portfolio	To seek total returns that track the performance of the S&P 500 Index**.
Thrivent Large Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Large Cap Value Portfolio	To achieve long-term growth of capital.
Thrivent Limited Maturity Bond Portfolio	To seek a high level of current income consistent with stability of principal.
Thrivent Low Volatility Equity Portfolio	To seek long-term capital appreciation with lower volatility relative to the global equity markets.
Thrivent Mid Cap Index Portfolio	To seek total returns that track the performance of the S&P MidCap 400 Index**.
Thrivent Mid Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Moderate Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Moderately Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent Moderately Conservative Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Money Market Portfolio	To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Thrivent Multidimensional Income Portfolio	To seek a high level of current income and, secondarily, growth of capital.
Thrivent Opportunity Income Plus Portfolio	To seek a combination of current income and long-term capital appreciation.
Thrivent Partner All Cap Portfolio	To seek long-term growth of capital.
Thrivent Partner Emerging Markets Equity Portfolio	To seek long-term capital growth.
Thrivent Partner Growth Stock Portfolio	To achieve long-term growth of capital and, secondarily, increase dividend income.
Thrivent Partner Healthcare Portfolio	To seek long-term capital growth.
Thrivent Partner Worldwide Allocation Portfolio	To seek long-term capital growth.
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Investment Options
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Portfolio	Investment Objective
Thrivent Real Estate Securities Portfolio	To seek to provide long-term capital appreciation and high current income.
Thrivent Small Cap Growth Portfolio	To seek long-term capital growth.
Thrivent Small Cap Index Portfolio	To seek capital growth that tracks the performance of the S&P SmallCap 600 Index**.
Thrivent Small Cap Stock Portfolio	To seek long-term capital growth.
*The Thrivent Series Fund, Inc. Board of Directors has approved the merger of the Thrivent Growth and Income Plus Portfolio into the Thrivent Moderately Aggressive Allocation Portfolio pending approval by their respective shareholders of record at a special shareholder meeting to be held on or about June 21, 2018. The merger, if approved, would occur on or about June 28, 2018. The Portfolio will be closed to new investment elections after the close of business on April 27, 2018. If you already invest in the affected Subaccount, you can continue to invest in the Subaccount until the merger has been completed.
** The S&P 500, S& P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S& P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
Each Portfolio has its own investment objective, investment program, policies and restrictions. Although the investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other Portfolios that we manage or sponsor or that an affiliate of ours may manage or sponsor, we do not represent or assure you that the investment results will be comparable to any other Portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual

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Investment Options
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investments held, fund expenses, and other factors all contribute to differences in Portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain Portfolios available only through the Contract may have names similar to portfolios not available through the Contract. The performance of a Portfolio not available through the Contract does not indicate performance of the similarly named Portfolio available through the Contract.
Before selecting any Subaccount, you should carefully read the accompanying prospectus for the Fund attached to this prospectus and found in the back of this book. You should periodically consider your allocation among Subaccounts in light of current market conditions and your investment goals, risk tolerance and financial circumstances. The Fund prospectus provides more complete information about the Portfolios of the Fund in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.
Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to other insurance company separate accounts not affiliated with us. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:
♦	Changes in state insurance laws;
♦	Changes in Federal income tax law;
♦	Changes in the investment management of the Fund; or
♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.
If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.
The Fund is a Minnesota corporation registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.
The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

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Investment Options
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Investment Management
Thrivent Financial is investment adviser to the Fund. Thrivent Financial is registered as an investment adviser under the Investment Advisers Act of 1940. Pursuant to the investment advisory agreement, Thrivent Financial is responsible for determining which securities to purchase and sell, arranges the purchases and sales and helps formulate the investment program for the Portfolios. Thrivent Financial implements the investment program for the Portfolios consistent with each Portfolio’s investment objectives, policies and restrictions. Thrivent Financial and the Fund have engaged the following investment subadvisers:
Subadviser	Portfolio Name
BlackRock Investment Management, LLC.	Thrivent Partner Healthcare Portfolio
Aberdeen Asset Managers Limited	Thrivent Partner Emerging Markets Equity Portfolio
Aberdeen Asset Managers Limited, Goldman Sachs Asset Management, L.P. and Principal Global Investors, LLC.	Thrivent Partner Worldwide Allocation Portfolio
FIAM LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
We, as investment adviser, pay each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.
Addition, Deletion, Combination, or Substitution of Investments
Where permitted by applicable law and business need, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:
♦	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
♦	Substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion;
♦	Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;
♦	Transfer assets supporting the Contract from one Subaccount to another or from the Variable Account to another Variable Account;
♦	Combine the Variable Account with other variable accounts, and/or create new variable accounts;
♦	Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
♦	Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.
The Portfolios, which sell their shares to the Subaccounts, also may terminate these arrangements and discontinue offering their shares to the Subaccounts. We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.
Income, gains and losses, whether or not realized, from the assets in each Subaccount are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. The value of the assets in the Variable Account is determined at the end of each Valuation Date.

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Investment Options
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If investment in the Fund or in any particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may close or combine any of the current Portfolios. We may close a Portfolio to new investment, but continue to allow current investors to add additional premium payments, or we may combine the Portfolio with another Portfolio. The substituted investment option may have different fees and expenses. We will not make any substitutions without receiving any necessary approval of the SEC and state insurance departments, if applicable. You will be notified of any substitutions. This notification will include the name of the Portfolio being modified, the approximate date of the shareholder vote, the date the combination will be completed (if approved and if applicable), the date that the Portfolio will be closed to new investment selections, the date that funds can no longer be applied to the Portfolio and the description of where the current value will move to (if applicable) and where future premium payments (if any) will be applied. Subaccounts may be opened, closed or substituted with regard to any of the following as of any specified date: 1) existing Accumulated Value; 2) future payments; and 3) existing and/or future Owners. The Fund sells its shares to the Subaccounts pursuant to a participation agreement and may terminate the agreement and discontinue offering its shares to the Subaccounts.
In addition, we reserve the right to make other structural and operational changes affecting the Variable Account.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the Contract. You could lose some or all of your money.
Voting Privileges
To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the
Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, the Contract Owner shall have the voting interest with respect to shares of the Fund attributable to the Contract. On and after the Annuity Commencement Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.
The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Funds.
Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s

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Investment Options
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votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.
Fixed Account
On or before the Annuity Commencement Date, you may allocate the premiums paid under the Contract and transfers from the Subaccounts to the Fixed Account. After the Annuity Commencement Date, you may no longer transfer out of the Fixed Account. Any amounts allocated to the Fixed Account are invested with our general account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than an effective annual interest rate of 3% per year.
A Maintenance of Solvency provision is a legal requirement of a fraternal benefit society. Please see Maintenance of Solvency for more information. The Maintenance of Solvency provision applies to the Fixed Account in this Contract. The provision is only invoked in the event the reserves of our fraternal benefit society become impaired. If our reserves become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made, it will be charged as a debt against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the debt. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.
Additional Information About the Fixed Account
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly, neither the Fixed Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.
Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.

Risks
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This annuity has some risks which may include the following:
♦	The investment options you choose may lose value, and the Accumulated Value of your contract can go down;
♦	In addition to taxes on gain, there may be a tax penalty if you withdraw money from the annuity prior to age 59 1⁄2;
♦	If you elect a Settlement Option, you will only receive periodic annuity payments as frequently as you selected. There is a risk that your annuity payments will not keep pace with your personal expenses. If you choose a life income with no guaranteed period, there is a risk that you will die prematurely and no death proceeds will be paid to your beneficiaries.

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The Contract
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Allocation of Premium
We will allocate the premiums among the Subaccount(s) and/or the Fixed Account according to the instructions you provided in your application for the Contract or subsequently. We reserve the right to limit the number of allocations to subaccounts.
The allocation percentages which you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums which you pay are allocated at the end of the Valuation Period in which we receive them using the allocation percentages you have specified. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or over the telephone if we receive proper authorization from you. Any change will apply to all future premiums unless you request another change.
The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.
Accumulated Value of Your Contract
On or before the Annuity Commencement Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts and the Fixed Account.
Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.
Subaccount Valuation
On any Valuation Day, the Accumulated Value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. On any day that is not a Valuation Day, the Accumulated Value for a Subaccount will be determined on the next Valuation Day.
Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the Accumulation Units of the Subaccount.
We credit your Contract with Accumulation Units in a Subaccount when:
♦	You allocate premiums to that Subaccount;
♦	You transfer Accumulated Value into that Subaccount from another Subaccount or the Fixed Account.
We reduce the Accumulation Units in a Subaccount when:
♦	You transfer Accumulated Value out of that Subaccount into another Subaccount or the Fixed Account;
♦	You make a surrender from that Subaccount; or
♦	We deduct all or part of the administrative charge from that Subaccount.
Accumulation Unit Value. A Subaccount’s Accumulation Unit Value is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (a) multiplied by (b) where:
(a)Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.
(b)Is the Net Investment Factor for that Subaccount for that period.

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The Contract
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Net Investment Factor
The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (a) by (b) and then subtracting (c) where:
(a)Is the sum of:
(i)The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus
(ii)The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus.
(iii)A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.
(b)Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.
(c)Is the mortality and expense risk charge we deduct for each day in the Valuation Period and is based upon the total Accumulated Value in the Subaccount. The mortality and expense risk charge is currently 1.10% and guaranteed never to exceed 1.25%.
Minimum Accumulated Value
We require your Contract to maintain a minimum Accumulated Value. The amount which must be maintained depends on your premium paying history as follows:
(1)At the end of any 24-month period in which you pay no premiums, your Accumulated Value must be at least $1,000 after all Contract charges have been applied.
(2)If you pay at least one premium every 24-months, we require only that the Accumulated Value always be sufficient to cover the Contract’s administrative charge.
If we know that your Contract will not meet these requirements on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary. If we do so because your Contract failed to meet Requirement (1) above, we will pay you the remaining Accumulated Value. If your Contract fails to meet Requirement (2) above, your Contract terminates without value.
Death Benefit Before the Annuity Commencement Date
If the Annuitant dies before the Annuity Commencement Date, the beneficiary will be entitled to receive the Contract’s death benefit.
The amount of the death benefit will be the greatest of:
♦	The Accumulated Value on the date we calculate the death benefit;
♦	The sum of all premiums we received for the Contract, less the amount of all partial surrenders (including any applicable charges) which you made; and
♦	The Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of the premiums we received for the Contract after that date, less the amount of any partial surrenders (including any applicable charges) which you made after that date.
The Minimum Death Benefit Dates occur every six years on the Contract Anniversary.
We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value in the Contract. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may

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The Contract
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increase or decrease daily and are not guaranteed for a minimum dollar amount. Surrender charges do not apply to death proceeds.
If the beneficiary requests a single sum payment, we will pay the death proceeds within seven days after the date we calculate them. If the beneficiary requests a settlement option, it must be an option that you could have selected before the Annuity Commencement Date, and the option must provide that either:
(1)The principal and interest are completely distributed within five years after the date of death; or
(2)If the beneficiary is a natural person, distribution of the principal and interest is made by means of a periodic payment which begins within one year after the date of death and is not guaranteed for a period which extends beyond the life expectancy of the beneficiary.
Any proceeds not subsequently withdrawn will be paid in a lump sum on the date five years after the date of death.
If an Annuitant dies before annuity payments begin and that Annuitant’s Spouse is the sole primary beneficiary, he or she may, to the extent permitted by law and the Contract, elect to continue the Contract in force, in which case the surviving Spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts and the Fixed Account according to the ratio of the Accumulated Value in each to the Accumulated Value of the Contract. Where allowed by the Contract, the Spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract. If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving Spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. If the surviving Spouse elects to continue the Contract, the death benefit will be determined according to your Contract based on the Accumulated Value on the Exchange Date.
If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.
Death Benefit After the Annuity Commencement Date
If the Annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. If a death benefit is payable, the beneficiary may elect to receive the proceeds in the form of a settlement option, but only if the payments are paid at least as rapidly as payments were being paid under the settlement option in effect on the date of death. If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply.
Surrender
On or before the Annuity Commencement Date, you may surrender all or part of your Contract’s Accumulated Value by completing an approved surrender form and sending it to our Service Center. The surrender or partial surrender will not be processed until we receive your surrender request at our Service Center, in good order. Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.
The proceeds will be the amount surrendered less any surrender charge. See Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charge).
A surrender reduces your Accumulated Value by the amount surrendered. For amounts surrendered from a Subaccount, this is done by selling Accumulation Units of the Subaccount. For partial surrenders, we allocate the surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. With our approval, you may specify a different allocation for a partial surrender. If you have

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The Contract
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requested that a systematic partial surrender should be allocated to a specific Subaccount and the value in that Subaccount is less than the amount of the allocation, we will allocate the partial surrender among the Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage.
A partial surrender must be at least $200 (except where partial surrender proceeds will be used to make payments on another Thrivent product) and must not reduce the remaining Accumulated Value to less than $1,000. (If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.) When you request a partial surrender, you specify the amount which you want to receive as a result of the surrender. If there are no surrender charges or withholding taxes associated with the surrender, the amount surrendered will be the amount which you request. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the surrender charge and any withholding taxes. You may make partial surrenders by telephone if we receive proper authorization from you. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders and may require an employer signature. See Federal Tax Status—Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.
After the Annuity Commencement Date, your Contract does not have an Accumulated Value which can be surrendered. However, if you are receiving annuity payments under certain settlement options, surrender may be allowed. Surrender is not allowed if your settlement option involves a life income or if you agreed not to revoke or change the option once annuity payments begin. For other settlement options, the amount available for surrender will be the commuted value of any unpaid annuity payments computed on the basis of the assumed interest rate incorporated in the annuity payments.
You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent registered representative. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for:
♦	Surrender of a value of $100,000 or more;
♦	Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and
♦	Certain other transactions as determined by us.
A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial representative requires the verification and witness of your signature by a Thrivent Financial representative. A partial surrender or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.
For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.

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The Contract
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Transfers
On or before the Annuity Commencement Date, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts of the Variable Account and the Fixed Account.
You can request a transfer in two ways:
(1)By giving us Written Notice; or
(2)By telephone if we receive proper authorization from you.
We will make the transfer without charge at the end of the Valuation period during which we receive your request. For transfers from the Fixed Account to a Subaccount of the Variable Account, the amount taken from the Fixed Account is used to buy Accumulation Units of the chosen Subaccount. For transfers from a Subaccount, Accumulation Units of the Subaccount are sold and the resulting dollar amount is, depending on your request, either transferred to the Fixed Account or used to buy Accumulation Units of another Subaccount.
Transfers are subject to the following conditions:
♦	The total amount transferred must be at least $200. However, if the total value in a Subaccount or the Fixed Account is less than $200, the entire amount may be transferred.
♦	We reserve the right to limit the number of transfers in each Contract Year. However, we will always allow at least 12 transfers per Contract Year. We consider all amounts transferred in the same Valuation Period to be one transfer. It is not dependent upon the number of originating or destination Subaccounts.
♦	In any Contract Year, only one of your allowed transfers may be from the Fixed Account. Any transfer from the Fixed Account must be made on or within 45 days after a Contract Anniversary before the end of the valuation day.
Transfers will also be subject to any conditions that may be imposed by the Portfolio whose shares are involved.
After the Annuity Commencement Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts;
(1)By giving us Written Notice; or
(2)By telephone if we receive proper authorization from you.
Frequent Trading Policies
Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and therefore unit values) thereby negatively impacting the performance of the corresponding Subaccount.
We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.
As described in this section, we impose a fee if the transfers made within a given time period exceed a maximum contractual number.
We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among Subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple Contracts under common ownership or control.
Exceptions may apply to Dollar Cost Averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.

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The Contract
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If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.
In addition, the underlying Portfolios may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.
Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent Financial is unable to detect and deter abusive trading practices.
Dollar Cost Averaging
You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to the other Subaccounts except the Fixed Account. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date and the dollar cost averaging program will terminate. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Thrivent Money Market Subaccount has been depleted or until you notify us to discontinue the program. In order to begin, terminate or resume the program, we must receive Written Notice or notice by telephone (if you have such authorization).
Asset Rebalancing
On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. You may select any date (except the 29th, 30th, or 31st of a month) to begin the asset rebalancing program and whether to have your Subaccounts reallocated semiannually or annually. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. The asset rebalancing program does not allow you to include the Fixed Account in the rebalancing program. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-847-4836 to request an Asset Rebalancing Form. The program will not terminate automatically by transferring your allocations to another subaccount.
Telephone and Online Transactions
You may perform certain transactions online or over the telephone if we receive proper authorization from you.
We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. Thrivent Financial disclaims any liability for losses resulting from such transactions by not having been properly authorized. However, if Thrivent Financial does not take reasonable steps to help ensure that such authorizations are valid, Thrivent Financial may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s

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The Contract
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telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone transactions.
Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.
Timely Processing
We will process all requests in a timely fashion. Requests received in good order prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Day will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Day. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Day. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.
Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Account may be deferred up to six months.
Assignments
Assignment is the transfer of Contract ownership from one party to another. If a Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.
If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as collateral.
We must receive and approve any assignment request before it is effective. We are not responsible for the validity or effect of any assignment.
You should consider the tax implications of an assignment. See Federal Tax Status.
Contract Owner, Beneficiaries and Annuitants
Unless another owner is named in the application, the Annuitant is the owner of the Contract and may exercise all of the owner’s rights under the Contract.
The Contract Owner may name a beneficiary to receive the death benefit payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.
No Beneficiary change shall take effect unless received by the Society at its principal office or corporate headquarters. When it is received, any change shall take effect as of the date the request for beneficiary change was signed, as long as the request for change was mailed or actually delivered to the Society while the insured was alive. Such beneficiary change shall be null and void where the Society has made a good faith payment of the proceeds or has taken other action before receiving the change.

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Charges and Deductions
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Surrender Charge (Contingent Deferred Sales Charge)
We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of your Accumulated Value. This surrender charge applies only during the first six Contract Years. During those years, we calculate the surrender charge as a percentage of the amount which you surrender, subject to certain exceptions noted below.
Surrender Charges
Contract Year	Percent Applied
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
After Contract Year six there is no charge for making surrenders. In addition, during the first six Contract Years we will limit or waive surrender charges as follows:
♦	Cumulative Percent-of-Premium Limit. For all surrenders, we will limit the surrender charge so that on any date, the sum of all surrender charges applied to that date will not exceed 6.5% of the total of premiums you have paid to that date.
♦	Surrenders Paid Under Certain Settlement Options. For surrenders which you make after Contract Year three, there is no surrender charge applied to amounts which you elect to have paid under:
(1)A settlement option for a fixed amount or a fixed period (including Option 3V described under Annuity Provisions—Settlement Options) if the payment period and the accumulation period will equal or exceed the surrender charge period and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.
(2)Options which involve a life income, including Option 4V or 5V described under Annuity Provisions—Settlement Options.
♦	Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This “Ten Percent Free” is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value which you may surrender without charge in the fourth Contract Year is 10%, not 40%.
♦	Total Disability of the Annuitant. There is no surrender charge if the Annuitant is totally disabled (as defined in your Contract) on the date of a surrender.
♦	Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.
Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.
If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below. We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.
Administrative Charge
Your Contract includes an annual administrative charge of $30 to help us cover the expenses we incur in administrating your Contract, the Variable Account and the Subaccounts. On each Contract Anniversary prior to and including the Annuity Commencement Date, we will determine if this charge will be applied to your Contract. We apply the charge only on Contract Anniversaries on which the sum of premiums you have paid less the amount of any partial surrenders you have made is less than $5,000 and the Accumulated Value is less than $5,000. We deduct the charge from your Accumulated Value, allocating the deduction among the

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Charges and Deductions
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Subaccounts and the Fixed Account so that all accounts are reduced in value by the same percentage. Any such deduction from a Subaccount is made by selling Accumulation Units of the Subaccount. With our approval, you may specify a different allocation for the administrative charge.
Mortality and Expense Risk Charge
We assume certain financial risks associated with the Contracts. Those risks are of two basic types:
♦	Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Commencement Date will be greater than the Accumulated Value available to pay those benefits, and (2) Annuitant payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.
♦	Expense Risk. This is the risk that the expenses, with respect to the Contracts, will exceed Contract charges.
As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account. The current charge (0.003014% per day) is equal to an annual rate of 1.10% of the average daily net assets of each Subaccount in the Variable Account during the accumulation period. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%. We may change this charge in the future, but we guarantee that it will never exceed an annual rate of 1.25% (0.003425% per day).
If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk assumed by us, we will bear the loss. We will not reduce annuity payments or increase the administrative charge to compensate for the insufficiency. If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.
Notwithstanding this charge, contract owners may be asked to add money under the Maintenance of Solvency provision described in General Provisions – Maintenance of Solvency section.
Expenses of the Fund
Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fees or other expenses incurred by the Fund. See Fee and Expense Tables and the accompanying current prospectus of the Fund.
Taxes
Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.
Sufficiency of Charges
If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.
If our reserves become impaired, Contract Owners may be asked to add money under the Maintenance of Solvency provision described in General Provisions –Maintenance of Solvency section.

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Annuity Provisions
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Annuity Commencement Date
The Annuity Commencement Date is the date on which we begin paying you your Contract’s annuity income. This date is based on the maturity age which you specify in your application. You may change the Annuity Commencement Date by giving us notice in writing or by telephone before both the Annuity Commencement Date currently in effect and the new Annuity Commencement Date. The new date selected must satisfy our requirements for an Annuity Commencement Date and any requirements that may be imposed by the state in which your Contract was issued. At the Annuity Commencement Date stated in your Contract, we may, at our discretion, allow you to extend the Annuity Commencement Date.
Your Contract provides for a death benefit if the Annuitant dies before the Annuity Commencement Date. After the Annuity Commencement Date, amounts payable, if any, depend upon the terms of the settlement option
Annuity Proceeds
The proceeds available on the Annuity Commencement Date will be the amount provided by surrendering your Contract’s Accumulated Value on that date. If the Annuity Commencement Date occurs within the first six Contract Years, surrender charges will be deducted from the Accumulated Value if they apply.
We will pay you the proceeds at maturity according to the annuity settlement option which you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Commencement Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Commencement Date.
If you have not selected either a settlement option or a single sum payment by the Annuity Commencement Date, we will pay proceeds of $2,000 or more using a fixed settlement option, life income with 10-year guarantee period.
Settlement Options
You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis. You may change your choice of settlement option by giving us Written Notice at least 30 days before the Annuity Commencement Date.
The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options which your Contract offers are as follows:
♦	Option 3V—Income for a Fixed Period. Under this option, we pay an annuity income for a fixed number of years, not to exceed 30.
♦	Option 4V—Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of 10 or 20 years
♦	Option 5V—Joint and Survivor Life Income with Guaranteed Period. Under this option, we pay an annuity income for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of 10 or 20 years.
In addition to these options, proceeds may be paid under any other settlement option agreeable to us.
Partial Annuitization
Federal tax law permits taxpayers to annuitize a portion of their annuity while leaving the remaining balance tax deferred. You may elect to have a portion of your proceeds ($2,000 or more) paid to you under an annuity settlement option or a combination of options. The settlement option(s) must be for a fixed amount or fixed period payable for at least ten years, or a single or joint life income with or without a guaranteed period, or any other option agreeable to us. If this requirement is met, the settlement option and the tax-deferred balance will

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Annuity Provisions
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generally be treated as two separate contracts for income tax purposes only. Your after-tax premiums in your contract will be allocated pro-rata between the settlement option and the portion that remains deferred.
Frequency of Annuity Payments
Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. If annuity payments would be or become less than $25 ($20 for Contracts issued in the state of Texas) if a single settlement option is chosen, or $25 ($20 for Contracts issued in the state of Texas) on each basis if a combination of variable and fixed options is chosen, we may change the frequency of payments to intervals that will result in payments of at least $25 ($20 for Contracts issued in the state of Texas) each from each option chosen.
Amount of Variable Annuity Payments
The amount of the first variable annuity payment is determined by applying the proceeds to be paid under a particular settlement option to the annuity table in the Contract for that option. The table shows the amount of the initial annuity payment for each $1,000 applied.
Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Commencement Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value. See Subaccount Annuity Unit Value
below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.
The annuity tables in the Contracts are based on the mortality table specified in the Contract. Under these tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.
Subaccount Annuity Unit Value
A Subaccount’s Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount’s Annuity Unit Value is equal to (a) x (b) x (c) where:
(a)Is that Subaccount’s Annuity Unit Value at the end of the immediately preceding Valuation Period.
(b)Is that Subaccount’s Net Investment Factor for the current Valuation Period. See The Contract—Subaccount Valuation—Net Investment Factor described earlier in this Prospectus.
(c)Is a discount factor equivalent to an assumed investment earnings rate of 3.5% per year or another percentage agreed to by us.

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General Provisions
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Entire Contract
Your entire insurance Contract is comprised of:
♦	the Contract including any attached rider(s),if any, endorsements or amendments;
♦	the application attached to the Contract; and
♦	the Thrivent Financial Articles of Incorporation and Bylaws which are in effect on the issue date of the Contract.
Postponement of Payments
We may defer payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:
(1)The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or
(2)An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.
Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.
Purchase Payments
Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card, courtesy checks or most third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.
Date of Receipt
Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received (1) after the close of the New York Stock
Exchange (generally 4:00 p.m. Eastern Time), or (2) on a date which is not a Valuation Day. In either of these two cases, the date of receipt will be deemed to be the next Valuation Day.
Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial representatives and customers to comply with certain procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.
Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.
Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.
Maintenance of Solvency
The maintenance of solvency provision is a legal requirement of a fraternal benefit society. The provision is only invoked in the event the reserves of a fraternal benefit society become impaired.
This provision applies only to values in the Fixed Account.
If our reserves become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made, it will be charged as a debt against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the debt. Any

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General Provisions
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indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.
Reports to Contract Owners
At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.
State Variations
Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.
Gender Neutral Benefits
In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.
Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:
♦	Contracts used in an employer sponsored retirement plan;
♦	Contracts issued in Massachusetts (beginning January 1, 2009); and
♦	Contracts issued in Montana (beginning October 1, 1985).

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How to Contact Us
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Telephone:
1-800-847-4836
Internet:
Thrivent.com
Fax:
1-800-225-2264
New Applications:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8061
Additional Premiums (variable products):
Thrivent Financial
P.O. Box 8061
Appleton, WI 54912-8061
Transfers, Surrenders, or Withdrawals:
Thrivent Financial
P.O. Box 8075
Appleton, WI 54912-8075
Express Mail:
Thrivent Financial
4321 N. Ballard Road
Appleton, WI 54919-3400
For Wire Transfer Instructions,
Please contact 1-800-847-4836

Federal Tax Status
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General
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or any transaction involving a Contract.
Tax Status of the Variable Account
The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.
Taxation of Annuities in General
The following discussion assumes that the Contract is not used in connection with a Qualified Plan.

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Federal Tax Status
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Tax Deferral During Accumulation Period
In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.
Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity Contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the Contract Owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.
Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their Contracts. In those circumstances, the account’s income and gains would be currently includible in the Contract Owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable Contract Owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the Contract Owners were determined not to be the owners of the assets of a segregated asset account. For example, the
Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.
Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity Contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.
The remainder of this discussion assumes that the Contract will be treated as an annuity Contract for federal income tax purposes.
Taxation of Partial and Full Surrenders
In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the

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Federal Tax Status
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“investment in the Contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the Contract. For these purposes, the investment in the Contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.
Taxation of Annuity Income Payments
Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the Contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the Contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.
Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction.
Income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an
MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.
There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.
Tax Treatment of Death Benefit
Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.
After the Annuity Date, where a guaranteed period exists under a life income option and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the Contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.
Assignments, Pledges, and Gratuitous Transfers
Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s Spouse (or a former Spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the Contract at the time of the transfer. In such a

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Federal Tax Status
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case, the transferee’s investment in the Contract is increased to reflect the amount includible in the transferor’s income.
Penalty Tax on Premature Distributions
Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1⁄2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law). For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1⁄2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.
Aggregation of Contracts
In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a contract and also purchases at approximately the same time another deferred annuity issued by us, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more contracts from us (or an affiliate) during any calendar year, all such contracts will be treated as one contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.
Exchanges of Annuity Contracts
We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.
Qualified Plans
The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.
The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates,

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Federal Tax Status
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and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.
The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.
Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.
Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be directly moved to a Roth IRA. This movement is called a “qualified rollover contribution.”
Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity Contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1⁄2, separates from service, dies, or becomes disabled, the 403(b) plan terminates, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender rights described under the heading “The Contracts—Surrender (Redemption)” unless one of the above conditions is satisfied. For contracts maintained pursuant to an employer sponsored 403(b) plan, we may require the employer’s signature to process any requests for withdrawal, surrender, rollover or transfers to another contract.
Direct Rollovers
If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly rolled over to an IRA or to another eligible retirement plan.
Federal Income Tax Withholding
We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the

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Federal Tax Status
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Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.
Sales and Other Agreements
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Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.
The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance producer of Thrivent Financial.
Our financial representatives sell almost exclusively insurance and annuity products of ours. It is more profitable for us and our affiliates if you purchase products issued by us instead of those issued by other insurance companies. As a result, we have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which include variable annuity and variable life insurance contracts, help support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.
In addition, your financial representative may be paid differently depending on the product or service he or she recommends. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase one product instead of another.
From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives. Additionally, Thrivent may provide Financial Representatives other economic benefits. In certain instances, Thrivent may provide for a cash bonus or other economic benefit to financial representatives based on the number of new clients that purchase certain eligible products and services, such as life insurance products. This additional compensation, whether in the form of bonuses, sales awards, or other economic benefits, may also be based on sales that result in a change to a client’s Thrivent Financial membership status. Sales of Contracts may help the financial representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions pay at 1.25% of premiums paid into the contract. Commission rates are based on the source of funds used to pay the premium and the type of contract.
Your financial representative may receive asset-based compensation ranging from .04% to .07% of the account value if eligible. If you elect a settlement option, we pay commissions to the financial representative ranging from 0.25% to 0.50% of the premium applied to the settlement option, if eligible.
Financial representatives are eligible to be paid back a portion of what they spent on marketing their financial services to the public.

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Legal Proceedings
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There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Financial nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.

Financial Statements
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The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.
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Statement of Additional Information
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♦	Introduction
♦	Principal Underwriter
♦	Standard and Poor’s Disclaimer
♦	Independent Registered Public Accounting Firm and Financial Statements
You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-847-4836, going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.
You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about Thrivent Variable Annuity Account B are available on the Commission’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549.
THRIVENT VARIABLE ANNUITY ACCOUNT B
1933 Act Registration No. 333-76154
1940 Act Registration No. 811-7934
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Please send me the Statement of Additional Information (SAI) for the:
Flexible Premium Deferred Variable Annuity
Thrivent Variable Annuity Account B

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)
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Appendix A—Condensed Financial Information
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The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. The date on which each operations commenced in each price level is noted in parentheses. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by contacting us at 1-800-847-4836 or visiting our website at www.thrivent.com.
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$19.21	$17.64	$17.91	$17.08	$13.59	$12.24	$12.89	$11.09	$8.58	$13.82
value at end of period	$23.09	$19.21	$17.64	$17.91	$17.08	$13.59	$12.24	$12.89	$11.09	$8.58
number outstanding at end of period (000 omitted)	4,101	4,340	4,678	4,900	4,901	5,261	5,593	5,892	6,241	5,933
Thrivent Balanced Income Plus Subaccount (April 30, 2002)[1]
Accumulation unit:
value at beginning of period	$19.61	$18.52	$18.75	$17.87	$15.32	$13.78	$13.37	$11.93	$9.91	$13.55
value at end of period	$21.66	$19.61	$18.52	$18.75	$17.87	$15.32	$13.78	$13.37	$11.93	$9.91
number outstanding at end of period (000 omitted)	664	661	654	671	629	614	702	787	899	1,116
Thrivent Diversified Income Plus Subaccount (April 30, 2002)[2]
Accumulation unit:
value at beginning of period	$23.12	$21.83	$22.06	$21.39	$19.45	$17.18	$16.98	$14.81	$11.26	$14.83
value at end of period	$25.01	$23.12	$21.83	$22.06	$21.39	$19.45	$17.18	$16.98	$14.81	$11.26
number outstanding at end of period (000 omitted)	1,276	1,267	1,344	1,403	1,391	1,111	774	758	740	964
Thrivent Government Bond Subaccount (April 30, 2002)[3]
Accumulation unit:
value at beginning of period	$15.75	$15.69	$15.74	$14.94	$15.49	$14.92	$13.94	$12.90	$12.02	$12.26
value at end of period	$16.04	$15.75	$15.69	$15.74	$14.94	$15.49	$14.92	$13.94	$12.90	$12.02
number outstanding at end of period (000 omitted)	497	548	553	604	679	819	847	865	932	1,200
Thrivent Growth and Income Plus Subaccount (April 30, 2008)[4]
Accumulation Unit:
value at beginning of period	$12.56	$11.91	$12.14	$12.01	$10.01	$8.95	$9.27	$8.07	$6.99	$10.00
value at end of period	$14.16	$12.56	$11.91	$12.14	$12.01	$10.01	$8.95	$9.27	$8.07	$6.99
number outstanding at end of period (000 omitted)	385	434	493	531	562	411	398	223	81	56
Thrivent High Yield Subaccount (February 3, 1994)
Accumulation unit:
value at beginning of period	$53.35	$47.83	$49.70	$49.28	$46.61	$40.52	$39.13	$34.53	$24.33	$31.16
value at end of period	$56.71	$53.35	$47.83	$49.70	$49.28	$46.61	$40.52	$39.13	$34.53	$24.33
number outstanding at end of period (000 omitted)	1,835	2,000	2,222	2,435	2,663	2,984	3,280	3,769	4,357	5,058
Thrivent Income Subaccount (February 3, 1994)
Accumulation unit:
value at beginning of period	$46.08	$43.92	$44.71	$42.37	$42.87	$39.05	$37.27	$33.78	$28.15	$31.93
value at end of period	$48.44	$46.08	$43.92	$44.71	$42.37	$42.87	$39.05	$37.27	$33.78	$28.15
number outstanding at end of period (000 omitted)	1,671	1,830	2,058	2,269	2,532	3,006	3,256	3,784	4,359	5,215
Thrivent Large Cap Growth Subaccount (February 3, 1994)
Accumulation unit:
value at beginning of period	$96.67	$99.21	$90.79	$82.71	$61.42	$52.11	$55.62	$50.79	$36.32	$63.31
value at end of period	$123.29	$96.67	$99.21	$90.79	$82.71	$61.42	$52.11	$55.62	$50.79	$36.32
number outstanding at end of period (000 omitted)	2,807	3,086	3,422	3,652	3,959	4,416	4,968	5,705	666	7,685
1  Formerly known as Thrivent Balanced Subaccount.
2  Formerly known as Thrivent High Yield Subaccount II.
3  Formerly known as Bond Index Subaccount.
4  Formerly known as Thrivent Equity Income Plus Subaccount.
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Thrivent Large Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$22.84	$20.68	$20.67	$18.46	$14.16	$12.39	$12.32	$10.86	$8.70	$13.99
value at end of period	$27.44	$22.84	$20.68	$20.67	$18.46	$14.16	$12.39	$12.32	$10.86	$8.70
number outstanding at end of period (000 omitted)	1,201	1,180	1,034	998	986	1,000	1,081	1,248	1,514	1,909
Thrivent Large Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$16.65	$15.97	$15.66	$15.04	$11.73	$10.32	$10.94	$9.98	$7.91	$12.83
value at end of period	$19.95	$16.65	$15.97	$15.66	$15.04	$11.73	$10.32	$10.94	$9.98	$7.91
number outstanding at end of period (000 omitted)	1,018	1,090	1,231	1,177	1,299	1,256	1,477	1,722	2,093	2,610
Thrivent Large Cap Value Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$21.25	$18.30	$19.18	$17.78	$13.64	$11.73	$12.24	$10.99	$9.17	$14.12
value at end of period	$24.73	$21.25	$18.30	$19.18	$17.78	$13.64	$11.73	$12.24	$10.99	$9.17
number outstanding at end of period (000 omitted)	1,698	1,839	1,964	2,122	2,321	2,566	2,995	3,563	4,126	4,956
Thrivent Limited Maturity Bond Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$13.14	$12.92	$12.97	$12.90	$12.98	$12.58	$12.61	$12.11	$10.74	$11.60
value at end of period	$13.34	$13.14	$12.92	$12.97	$12.90	$12.98	$12.58	$12.61	$12.11	$10.74
number outstanding at end of period (000 omitted)	1,112	1,306	1,354	1,516	1,816	2,234	2,416	2,840	3,030	3,236
Thrivent Low Volatility Equity Subaccount (April 28, 2017)
Accumulation unit:
value at beginning of period	$—
value at end of period	$10.93
number outstanding at end of period (000 omitted)	48
Thrivent Mid Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$30.49	$25.60	$26.55	$24.57	$18.69	$16.10	$16.65	$13.37	$9.89	#REF!
value at end of period	$34.98	$30.49	$25.60	$26.55	$24.57	$18.69	$16.10	$16.65	$13.37	$9.89
number outstanding at end of period (000 omitted)	532	503	462	453	456	444	498	608	695	831
Thrivent Mid Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$32.44	$25.48	$25.75	$23.26	$17.35	$15.35	$16.56	$13.33	$9.69	$16.54
value at end of period	$38.19	$32.44	$25.48	$25.75	$23.26	$17.35	$15.35	$16.56	$13.33	$9.69
number outstanding at end of period (000 omitted)	5,775	6,212	6,793	494	541	601	717	841	1,012	1,114
Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$17.52	$16.27	$16.54	$15.79	$13.87	$12.55	$12.82	$11.40	$9.09	$12.71
value at end of period	$19.57	$17.52	$16.27	$16.54	$15.79	$13.87	$12.55	$12.82	$11.40	$9.09
number outstanding at end of period (000 omitted)	20,570	21,654	23,579	24,381	24,966	25,219	26,293	26,925	27,344	27,444
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$18.51	$16.97	$17.29	$16.49	$13.74	$12.31	$12.81	$11.22	$8.74	$13.27
value at end of period	$21.38	$18.51	$16.97	$17.29	$16.49	$13.74	$12.31	$12.81	$11.22	$8.74
number outstanding at end of period (000 omitted)	14,588	15,499	16,702	17,487	17,661	17,903	19,051	19,800	20,690	20,734
Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation Unit:
value at beginning of period	$15.93	$15.02	$15.26	$14.65	$13.58	$12.53	$12.65	$11.48	$9.47	$12.06
value at end of period	$17.26	$15.93	$15.02	$15.26	$14.65	$13.58	$12.53	$12.65	$11.48	$9.47
number outstanding at end of period (000 omitted)	8,482	9,080	9,799	10,436	11,033	11,913	11,932	11,646	11,399	11,526
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Thrivent Money Market Subaccount (February 3, 1994)
Accumulation unit:
value at beginning of period	$1.86	$1.88	$1.90	$1.92	$1.94	$1.96	$1.98	$2.00	$2.02	$1.98
value at end of period	$1.84	$1.86	$1.88	$1.90	$1.92	$1.94	$1.96	$1.98	$2.00	$2.02
number outstanding at end of period (000 omitted)	5,687	6,761	7,130	7,754	9,206	10,840	13,986	17,148	24,887	42,869
Thrivent Multidimensional Income Subaccount (April 28, 2017)
Accumulation unit:
value at beginning of period	$—
value at end of period	$10.27
number outstanding at end of period (000 omitted)	51
Thrivent Opportunity Income Plus Subaccount (April 30, 2003)[1]
Accumulation unit:
value at beginning of period	$14.81	$14.08	$14.24	$13.91	$14.26	$13.60	$13.16	$11.87	$10.62	$11.30
value at end of period	$15.32	$14.81	$14.08	$14.24	$13.91	$14.26	$13.60	$13.16	$11.87	$10.62
number outstanding at end of period (000 omitted)	302	278	228	209	192	226	225	240	262	345
Thrivent Partner All Cap Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$18.69	$17.86	$17.66	$15.91	$12.11	$10.67	$11.33	$9.85	$7.75	$13.73
value at end of period	$22.23	$18.69	$17.86	$17.66	$15.91	$12.11	$10.67	$11.33	$9.85	$7.75
number outstanding at end of period (000 omitted)	616	668	715	720	776	855	1,000	1,152	1,382	1,585
Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[2]
Accumulation unit:
value at beginning of period	$11.19	$10.14	$11.86	$12.27	$13.39	$10.75	$12.19	$9.68	$5.60	$10.00
value at end of period	$14.12	$11.19	$10.14	$11.86	$12.27	$13.39	$10.75	$12.19	$9.68	$5.60
number outstanding at end of period (000 omitted)	310	275	283	316	344	310	317	327	224	75
Thrivent Partner Growth Stock Subaccount (November 30, 2001)
Accumulation unit:
value at beginning of period	$23.91	$23.85	$21.79	$20.30	$14.78	$12.60	$12.93	$11.21	$7.91	$13.83
value at end of period	$31.59	$23.91	$23.85	$21.79	$20.30	$14.78	$12.60	$12.93	$11.21	$7.91
number outstanding at end of period (000 omitted)	543	530	574	562	600	666	752	897	1,071	1,326
Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$18.60	$22.40	$21.65	$17.62	$13.59	$11.38	$11.96	$10.88	$8.89	$10.00
value at end of period	$21.97	$18.60	$22.40	$21.65	$17.62	$13.59	$11.38	$11.96	$10.88	$8.89
number outstanding at end of period (000 omitted)	450	478	522	343	262	190	187	197	177	122
Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.73	$9.52	$9.70	$10.37	$9.01	$7.68	$8.83	$7.87	$6.05	$10.00
value at end of period	$11.92	$9.73	$9.52	$9.70	$10.37	$9.01	$7.68	$8.83	$7.87	$6.05
number outstanding at end of period (000 omitted)	5,958	6,227	6,839	7,293	7,880	8,635	791	826	712	383
Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$37.32	$35.10	$34.54	$26.69	$26.41	$22.72	$21.11	$16.73	$13.10	$21.11
value at end of period	$39.11	$37.32	$35.10	$34.54	$26.69	$26.41	$22.72	$21.11	$16.73	$13.10
number outstanding at end of period (000 omitted)	363	389	408	437	472	519	571	678	797	979
Thrivent Small Cap Index Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$31.63	$25.36	$26.21	$25.15	$18.06	$15.75	$15.83	$12.72	$10.26	$15.05
value at end of period	$35.40	$31.63	$25.36	$26.21	$25.15	$18.06	$15.75	$15.83	$12.72	$10.26
number outstanding at end of period (000 omitted)	484	464	430	440	448	445	512	608	694	840
1  Formerly known as Thrivent Mortgage Securities Subaccount.
2  Formerly known as Thrivent Partner Emerging Markets Subaccount.
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Appendix A—Condensed Financial Information
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Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Thrivent Small Cap Stock Subaccount (April 30, 2002)
Accumulation unit:
value at beginning of period	$24.72	$19.85	$20.71	$19.99	$14.87	$13.74	$14.68	$11.86	$9.96	$16.12
value at end of period	$29.64	$24.72	$19.85	$20.71	$19.99	$14.87	$13.74	$14.68	$11.86	$9.96
number outstanding at end of period (000 omitted)	902	919	1,022	399	433	492	584	732	892	992
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THRIVENT VARIABLE ANNUITY ACCOUNT B
Statement of Additional Information
Dated April 30, 2018
For
Flexible Premium Deferred
Variable Annuity Contract
Issued by
THRIVENT FINANCIAL FOR LUTHERANS
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: 800-847-4836 E-mail: mail@thrivent.com	625 Fourth Avenue South Minneapolis, MN 55415-1665 Telephone: 800-847-4836 E-mail: mail@thrivent.com
This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2018 (the “Prospectus”) for Thrivent Variable Annuity Account B (the “Variable Account”) describing a flexible premium deferred variable annuity contract (the “Contract”) previously offered by Thrivent Financial for Lutherans (“Thrivent Financial”) to persons eligible for membership in Thrivent Financial.
Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.
Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.
1

INTRODUCTION
The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.
Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial) and/or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectuses for the Fund that accompany the product Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.
Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.
SERVICES
Service Agreements and Other Service Providers
Assurance and audit services are currently provided by PricewaterhouseCoopers LLP, whose address is 45 South Seventh Street, Suite 3400, Minneapolis, Minnesota 55402.
There are no other service agreement contracts or service providers other than those described in this Statement of Additional Information. There is no custodian.
PRINCIPAL UNDERWRITER
Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a Principal Underwriting Agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer. The Contract is no longer sold but we continue to take premium payments.
From time to time, Thrivent Financial may offer to exchange this Contract offered in this Prospectus for the Flexible Premium Deferred Variable Annuity contract issued by us in another prospectus (as part of Thrivent Variable Annuity Account I). No surrender charge will apply upon an exchange of Contracts pursuant to this exchange offer. In addition, as part of the exchange offer, the New Contracts will be deemed to have been issued on the same issue date as the Current Contract for purposes of computing the applicable surrender charge.
Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Management Inc. retained $0.
2017	2016	2015
$1,224,149	$1,950,984	$1,978,266
2

STANDARD AND POOR’S DISCLAIMER
The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by Thrivent Financial for Lutherans (“Thrivent Financial”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent Financial. Thrivent Financial variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, and of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of Thrivent Financial variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent Financial variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent Financial with respect to the S& P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P Small Cap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent Financial or the Thrivent Financial variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent Financial or the owners of the Thrivent Financial variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent Financial variable insurance products or the timing of the issuance or sale of the Thrivent Financial variable insurance contract or in the determination or calculation of the equation by which a Thrivent Financial variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent Financial variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S& P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT FINANCIAL, OWNERS OF THE THRIVENT FINANCIAL VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THRIVENT FINANCIAL, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
3

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
The statutory financial statements of Thrivent Financial for Lutherans as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017 and the financial statements of each of the subaccounts of Thrivent Variable Annuity Account B as of December 31, 2017 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2016 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on authority of said firm as experts in auditing and accounting.
4

Independent Auditor’s Report
To the Board of Directors of Thrivent Financial for Lutherans:
We have audited the accompanying statutory financial statements of Thrivent Financial for Lutherans, which comprise the statutory statements of assets, liabilities and surplus as of December 31, 2017 and 2016, and the related statutory statements of operations, surplus and cash flow for each of the three years then ended.
Management's Responsibility for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditor's Responsibility
Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 12 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the years then ended.

Independent Auditor’s Report, continued
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance described in Note 1.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 19, 2018

Thrivent Financial for Lutherans
Statutory-Basis Statements of Assets, Liabilities and Surplus
As of December 31, 2017 and 2016
(in millions)
	2017	2016
Admitted Assets
Bonds	$43,291	$41,908
Stocks	2,141	1,713
Mortgage loans	8,202	7,776
Real estate	59	55
Cash, cash equivalents and short-term investments	1,573	1,731
Contract loans	1,161	1,164
Receivables for securities	49	70
Limited partnerships	3,197	2,920
Other invested assets	204	179
Total cash and invested assets	59,877	57,516
Accrued investment income	432	430
Due premiums and considerations	121	125
Other assets	47	45
Assets held in separate accounts	30,492	26,718
Total Admitted Assets	$90,969	$84,834
Liabilities
Aggregate reserves for life, annuity and health contracts	$45,380	$44,026
Deposit liabilities	3,421	3,272
Contract claims	338	296
Dividends due in following calendar year	320	317
Interest maintenance reserve	491	416
Asset valuation reserve	1,217	1,099
Transfers due from separate account	(582)	(567)
Payable for securities	556	384
Securities lending obligation	365	523
Other liabilities	746	671
Liabilities related to separate accounts	30,448	26,671
Total Liabilities	82,700	77,108
Surplus
Unassigned funds	8,268	7,725
Other surplus	1	1
Total Surplus	8,269	7,726
Total Liabilities and Surplus	$90,969	$84,834
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Operations
For the Years Ended December 31, 2017, 2016 and 2015
(in millions)
	2017	2016	2015
Revenues
Premiums	$5,021	$5,451	$5,500
Considerations for supplementary contracts with life contingencies	113	78	66
Net investment income	2,709	2,768	2,805
Separate account fees	649	580	566
Amortization of interest maintenance reserve	130	118	128
Other revenues	46	48	56
Total Revenues	8,668	9,043	9,121
Benefits and Expenses
Death benefits	1,029	1,005	969
Surrender benefits	2,317	1,928	1,833
Change in reserves	1,441	1,712	1,339
Other benefits	1,504	1,414	1,327
Total benefits	6,291	6,059	5,468
Commissions	270	286	295
General insurance expenses	682	637	587
Fraternal benefits and expenses	180	173	186
Transfers to (from) separate accounts, net	483	902	1,457
Total expenses and net transfers	1,615	1,998	2,525
Total Benefits and Expenses	7,906	8,057	7,993
Gain from Operations before Dividends and Capital Gains and Losses	762	986	1,128
Dividends	319	315	316
Gain from Operations before Capital Gains and Losses	443	671	812
Realized capital gains (losses), net	74	(115)	(42)
Net Income	$ 517	$ 556	$ 770
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Surplus
For the Years Ended December 31, 2017, 2016 and 2015
(in millions)
	2017	2016	2015
Surplus, Beginning of Year	$7,726	$7,127	$6,493
Net income	517	556	770
Change in unrealized investment gains and losses	85	68	(164)
Change in non-admitted assets	(11)	(6)	—
Change in asset valuation reserve	(118)	(99)	(28)
Change in surplus of separate account	(3)	(6)	(20)
Reserve Adjustment	84	—	—
Pension liability adjustment	(11)	86	76
Surplus, End of Year	$8,269	$7,726	$7,127
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Statutory-Basis Statements of Cash Flow
For the Years Ended December 31, 2017, 2016 and 2015
(in millions)
	2017	2016	2015
Cash from Operations
Premiums	$ 5,133	$ 5,523	$ 5,569
Net investment income	2,316	2,289	2,303
Other revenues	695	625	616
	8,144	8,437	8,488
Benefit- and loss-related payments	(4,696)	(4,214)	(4,006)
Transfers to separate account, net	(498)	(923)	(1,446)
Commissions and expenses	(1,118)	(1,065)	(1,094)
Dividends	(317)	(311)	(239)
Net Cash from Operations	1,515	1,924	1,703
Cash from Investments
Proceeds from investments sold, matured or repaid:
Bonds	7,919	6,870	6,405
Stocks	1,027	923	753
Mortgage loans	823	809	921
Other	834	884	864
	10,603	9,486	8,943
Cost of investments acquired or originated:
Bonds	(8,939)	(8,841)	(7,950)
Stocks	(1,189)	(1,008)	(892)
Mortgage loans	(1,253)	(1,034)	(1,101)
Other	(764)	(745)	(486)
	(12,145)	(11,628)	(10,429)
Transactions under mortgage dollar roll program, net	(204)	598	83
Change in net amounts due to/from broker	193	(651)	27
Change in collateral held for securities lending	(158)	138	(26)
Change in contract loans	3	6	20
Net Cash from Investments	(1,708)	(2,051)	(1,382)
Cash from Financing and Miscellaneous Sources
Net deposits (payments) on deposit-type contracts	37	57	(19)
Other	(2)	(7)	3
Net Cash from Financing and Miscellaneous Sources	35	50	(16)
Net Change in Cash, Cash Equivalents and Short-Term Investments	(158)	(77)	305
Cash, Cash Equivalents and Short-Term Investments, Beginning of Year	1,731	1,808	1,503
Cash, Cash Equivalents and Short-Term Investments, End of Year	$ 1,573	$ 1,731	$ 1,808
Supplemental information:
Mortgage Loan Refinancing	$ 145	$ 143	$ 158
The accompanying notes are an integral part of these statutory-basis financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements
For the Years Ended December 31, 2017, 2016 and 2015
1. Nature of Operations and Significant Accounting Policies
Nature of Operations
Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society providing to its members life insurance, retirement products, disability income and long-term care insurance, as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members primarily through a network of career financial representatives. Thrivent Financial also offers its members additional related financial products and services, such as investment funds and trust services, through its subsidiaries and affiliates.
Significant Accounting Policies
The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting practices (“SAP”) prescribed by the State of Wisconsin Office of the Commissioner of Insurance.
Use of Estimates
The preparation of statutory-basis financial statements in conformity with SAP requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. The more significant estimates involve those relating to fair values of investments, reserves for life, health and annuity contracts, and pension and other retirement benefit liabilities. Actual results could differ from those estimates.
The significant accounting practices used in preparation of the statutory-basis financial statements are summarized as follows:
Investments
Bonds:  Bonds are generally carried at amortized cost, depending on the nature of the security and as prescribed by National Association of Insurance Commissioners (“NAIC”) guidelines. Discounts or premiums on bonds are amortized over the term of the securities using the modified scientific method. Discounts or premiums on loan-backed and structured securities are amortized over the term of the securities using the modified scientific method, adjusted to reflect anticipated pre-payment patterns. Interest income is recognized when earned.
Thrivent Financial uses a mortgage dollar roll program to enhance the yield on its mortgage-backed security (“MBS”) portfolio. MBS dollar rolls are transactions whereby Thrivent Financial sells an MBS to a counterparty and subsequently enters into a commitment to purchase another security at a later date. Thrivent Financial’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent Financial had $420 million and $216 million in the mortgage dollar roll program as of December 31, 2017 and 2016, respectively.
Stocks:  Preferred stocks are generally carried at amortized cost. Common stocks of unaffiliated companies are stated at fair value. Common stocks of unconsolidated subsidiaries and affiliates are carried on their statutory equity basis.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Investments, continued
Mortgage loans:  Mortgage loans are generally carried at their unpaid principal balances less valuation adjustments. Interest income is accrued on the unpaid principal balance using the loan’s contractual interest rate. Discounts or premiums are amortized over the term of the loans using the effective interest method. Interest income and amortization of premiums and discounts are recorded as a component of net investment income along with prepayment fees and mortgage loan fees.
Real estate:  Home office real estate is valued at original cost plus capital expenditures less accumulated depreciation and encumbrances. Depreciation expense is determined using the straight-line method over the estimated useful lives of the properties. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell.
Cash, cash equivalents and short-term investments:  Included in cash and cash equivalents are demand deposits and highly liquid investments purchased with an original maturity of three months or less, which are carried at amortized cost, and investments in money market mutual funds which are carried at fair value. Short-term investments have contractual maturities of one year or less at the time of acquisition. Included in short-term investments are investments in commercial paper and agency notes, which are carried at amortized cost.
Contract loans:  Contract loans are generally carried at their aggregate unpaid balances. Policy loans are collateralized by the cash surrender value of the associated insurance contracts.
Limited partnerships:  Limited partnerships consist primarily of equity limited partnerships, which are valued on the underlying audited U.S. generally accepted accounting principles (“GAAP”) equity of the investee. Income is recognized on distributions received that are not in excess of undistributed earnings.
Other invested assets:  Other invested assets consist of derivative instruments, real estate joint ventures and surplus notes. Derivatives are primarily carried at fair value. Real estate joint ventures are valued on the underlying audited equity of the investee. Surplus notes are carried at amortized cost.
Securities lending:  Securities loaned under Thrivent Financial’s securities lending agreement are carried in the Statutory-Basis Statements of Assets, Liabilities and Surplus at amortized cost or fair value, depending on the nature of the security and as prescribed by NAIC guidelines. Thrivent Financial generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in highly-liquid, highly-rated securities which are included in bonds and cash, cash equivalents and short-term investments on the Statutory-Basis Statements of Assets, Liabilities and Surplus. A liability is also recognized for the amount of the collateral. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary. Thrivent Financial requires a minimum level of collateral to be held for loaned securities.
Offsetting assets and liabilities:  Thrivent Financial presents securities lending agreements and derivatives on a gross basis in the statutory-basis financial statements.
Unrealized investment gains and losses:  Unrealized investment gains and losses include changes in fair value of bonds, unaffiliated stocks, affiliated common stocks, affiliated mutual funds, and other invested assets and are accounted for as a direct increase or decrease of surplus.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Investments, continued
Realized capital gains and losses:  Realized capital gains and losses on sales of investments are determined using specific identification for bonds and average cost method for stocks.
Thrivent Financial periodically reviews its security portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is an other-than-temporary impairment. This review includes an evaluation of each security issuer’s creditworthiness, such as its ability to generate operating cash flow and remain current on all debt obligations, as well as any changes in its credit ratings from third party agencies. Other factors include the severity and duration of the impairment, Thrivent Financial’s ability to collect all amounts due according to the contractual terms of the debt security and Thrivent Financial’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in the market.
The potential need to sell securities that are in an unrealized loss position but which have no other indications of other-than-temporary impairment is evaluated based on the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes. Generally, Thrivent Financial has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value. Investments that are determined to be other-than-temporarily impaired are written down primarily to fair value, and the write-down is included in realized capital gains and losses in the Statutory-Basis Statements of Operations. If, in response to changed conditions in the capital markets, Thrivent Financial decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security.
Certain realized capital gains and losses on bonds sold prior to their maturity are transferred to the interest maintenance reserve.
Interest maintenance reserve:  Thrivent Financial is required to maintain an interest maintenance reserve (“IMR”). The IMR is primarily used to defer realized capital gains and losses on fixed income investments. Net realized capital gains and losses deferred to IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold.
Fair value of financial instruments:  In estimating the fair values for financial instruments, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on that evaluation. A Level 1 financial instrument is valued using quoted prices for identical assets in active markets that are accessible. A Level 2 financial instrument is valued based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations where the significant value driver inputs are observable. A Level 3 financial instrument is valued using significant value driver inputs that are unobservable.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Separate Accounts
Separate account assets and liabilities reported in the accompanying Statutory-Basis Statements of Assets, Liabilities and Surplus represent funds that are separately administered for variable annuity and variable life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits, which include mortality and expense charges, rider fees, and advisor fees, are recognized when due. Separate account assets, which consist of investment funds, are carried at fair value based on published market prices. Separate account liability values are not guaranteed; however, general account reserves include provisions for the guaranteed minimum death and living benefits contained in the contracts. Reserve assumptions for these benefits are discussed in the section Aggregate Reserves for Life, Annuity and Health Contracts.
Aggregate Reserves for Life, Annuity and Health Contracts
Reserves for life insurance contracts are calculated using primarily the Commissioners’ Reserve Valuation Method generally based upon the 1941, 1958, 1980, 2001, and 2017 Commissioners’ Standard Ordinary and American Experience Mortality Tables with assumed interest rates ranging from 2.5% to 5.5%. Reserves on Contracts issued on a substandard basis are valued using the valuation mortality rates for the substandard rating.
Reserves for fixed annuities, supplementary contracts with life contingencies and other benefits are computed using recognized and accepted mortality tables and methods, which equal or exceed the minimum reserves calculated under the Commissioners’ Annuity Reserve Valuation Method. Fixed indexed annuity reserves are calculated according to the Black-Scholes Projection Method described in Actuarial Guideline 35. Reserves for variable annuities are computed using the methods and assumptions specified in Actuarial Guideline 43, including assumptions for guaranteed minimum death benefits and living benefits.
Accident and health contract reserves are generally calculated using the two-year preliminary term, one-year preliminary term and the net level premium methods based upon various morbidity tables. In addition, for long-term care and disability income products, a premium deficiency reserve is held to the extent future premiums and current reserves are less than the value of future expected claim payments and expenses.
The reserve assumptions inherent in these approaches are designed to be sufficient to provide for all contractual benefits. Thrivent Financial waives deduction of deferred fractional premiums upon the death of insureds and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
During 2017, Thrivent Financial recorded an adjustment to its reserve for life contracts totaling $84 million. The adjustment corrected an overstatement of the reserve connected with waivers on Term Life products. The adjustment was recorded directly to surplus and the impact on 2016 and 2015 gain from operations was not significant.
Deposit Liabilities
Deposit liabilities have been established on certain annuity and supplemental contracts that do not subject Thrivent Financial to mortality and morbidity risk. Changes in future benefits on these deposit-type contracts are classified as deposit-type transactions and thereby excluded from net additions to contract reserves.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
Contract Claims Liabilities
Claim liabilities are established in amounts estimated to cover incurred claims. These liabilities are based on individual case estimates for reported claims and estimates of unreported claims based on past experience.
Asset Valuation Reserve
Thrivent Financial is required to maintain an asset valuation reserve (“AVR”), which is a liability calculated using a formula prescribed by the NAIC. The AVR is intended to protect surplus against potential declines in the value of investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory-Basis Statements of Surplus.
Premiums and Considerations
Traditional life insurance premiums are recognized as revenue when due. Variable life, universal life, annuity premiums and considerations of supplemental contracts with life contingencies are recognized when received. Health insurance premiums are earned pro rata over the terms of the policies.
Fraternal Benefits and Expenses
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits and expenses related to Thrivent Financial’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial’s fraternal branch system. Thrivent Financial conducts its fraternal activities primarily through its lodge system where members participate in locally sponsored fraternal activities.
Dividends to Members
Thrivent Financial’s insurance products are participating in nature. Dividends on these policies to be paid to members in the subsequent 12 months are reflected in the Statutory-Basis Statements of Operations for the current year. The majority of life insurance contracts, except for universal life contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most health insurance and annuity contracts. Dividend scales are approved annually by Thrivent Financial’s Board of Directors.
Income Taxes
Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, income earned by Thrivent Financial is generally exempt from taxation; therefore, no provision for income taxes has been recorded.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
1. Nature of Operations and Significant Accounting Policies, continued
Significant Accounting Policies, continued
New Accounting Guidance
In 2017, Thrivent Financial adopted changes to Statement of Statutory Accounting Principle (SSAP) No. 26 (Bonds, Excluding Loan-backed and Structured Securities) which requires income from bonds with callable features to be split between net investment income and realized gains and losses. The guidance requires additional footnotes disclosures regarding the callable features, number of securities and amounts included in net investment income. The new guidance is applied prospectively. The additional disclosures were added to footnote 2.
Subsequent Events
Thrivent Financial evaluated events or transactions that may have occurred after the Statutory-Basis Statements of Assets, Liabilities and Surplus date for potential recognition or disclosure through February 19, 2018, the date the statutory-basis financial statements were available to be issued. There were no subsequent events or transactions which required recognition or disclosure.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments
Bonds
The admitted value and fair value of Thrivent Financial’s investment in bonds are summarized below (in millions).
	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2017
U.S. government and agency securities	$ 2,458	$ 72	$ 7	$ 2,523
U.S. state and political subdivision securities	105	42	—	147
Securities issued by foreign governments	107	5	—	112
Corporate debt securities	30,976	2,361	167	33,170
Residential mortgage-backed securities	7,434	79	54	7,459
Commercial mortgage-backed securities	1,786	16	17	1,785
Collateralized debt obligations	3	11	—	14
Other debt obligations	422	3	3	422
Total bonds	$43,291	$2,589	$248	$45,632

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Bonds, continued
	Admitted Value	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2016
U.S. government and agency securities	$ 2,481	$ 73	$ 7	$ 2,547
U.S. state and political subdivision securities	134	33	—	167
Securities issued by foreign governments	107	7	1	113
Corporate debt securities	29,659	2,047	316	31,390
Residential mortgage-backed securities	7,264	91	56	7,299
Commercial mortgage-backed securities	1,845	16	27	1,834
Collateralized debt obligations	3	8	—	11
Other debt obligations	415	6	3	418
Total bonds	$41,908	$2,281	$410	$43,779
The admitted value of corporate debt securities issued in foreign currencies was $434 million and
$150 million as of December 31, 2017 and 2016, respectively.
The admitted value and fair value of bonds, short-term investments and certain cash equivalents by contractual maturity are shown below (in millions). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	Admitted Value	Fair Value
December 31, 2017
Due in one year or less	$ 2,757	$ 2,801
Due after one year through five years	9,464	9,816
Due after five years through ten years	13,294	13,626
Due after ten years	19,410	21,024
Total	$44,925	$47,267
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual bonds have been in a continuous unrealized loss position (dollars in millions):
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2017
U.S. government and agency securities	20	$ 873	$ 5	3	$ 55	$ 2
Securities issued by foreign governments	2	24	—	—	—	—
Corporate debt securities	346	3,213	96	201	1,809	71
Residential mortgage-backed securities	80	2,571	15	79	1,767	39
Commercial mortgage-backed securities	52	489	4	46	408	13
Collateralized debt obligations	—	—	—	2	—	—

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Bonds, continued
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Other debt obligations	72	285	2	25	87	1
Total bonds	572	$ 7,455	$122	356	$4,126	$126
December 31, 2016
U.S. government and agency securities	9	$ 345	$ 7	—	$ —	$—
Securities issued by foreign governments	2	24	1	—	—	—
Corporate debt securities	756	6,806	241	123	794	75
Residential mortgage-backed securities	111	4,146	44	34	144	12
Commercial mortgage-backed securities	102	977	27	—	—	—
Collateralized debt obligations	—	—	—	2	—	—
Other debt obligations	44	180	2	11	17	1
Total bonds	1,024	$12,478	$322	170	$ 955	$ 88
Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.
As of December 31, 2017, Thrivent Financial held the following structured notes (in millions) as defined by the NAIC Securities Valuation Office. The structured notes below are included in U.S. government and agency securities. No investments held as of December 31, 2017 are considered mortgage-referenced securities.
CUSIP	Actual Cost	Fair Value	Book/Adjusted Carrying Value
912810QF8	$ 5	$ 7	$ 6
912828B25	25	27	27
912828HN3	15	18	18
912828JE1	62	75	74
912828NM8	27	30	29
912828QV5	81	84	84
912828UH1	27	28	28
	$242	$269	$266
Stocks
The cost and fair value of Thrivent Financial’s investment in stocks as of December 31 are summarized as follows (in millions):
	2017	2016
Unaffiliated preferred stocks:
Cost/statement value	$ 157	125

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Stocks, continued
	2017	2016
Gross unrealized gains	130	12
Gross unrealized losses	(1)	(1)
Fair value	$ 286	136
Unaffiliated common stocks:
Cost	$1,046	1,008
Gross unrealized gains	329	225
Gross unrealized losses	(13)	(22)
Fair value/statement value	$1,362	1,211
Affiliated common stocks and mutual funds:
Cost	$ 532	325
Gross unrealized gains	90	52
Gross unrealized losses	—	—
Fair value/statement value	$ 622	377
Total statement value	$2,141	1,713
The following table shows the fair value and gross unrealized losses by length of time that individual stocks have been in a continuous unrealized loss position (dollars in millions):
	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2017
Stocks	141	$166	$12	3	$2	$2
December 31, 2016
Stocks	165	$204	$22	4	$2	$1
Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.
Mortgage Loans
Thrivent Financial invests in mortgage loans that principally involve commercial real estate consisting of first mortgage liens on completed income-producing properties. The carrying value of mortgage loans as of December 31, 2017 and 2016 was $8.2 billion and $7.8 billion, respectively. There was no allowance for credit losses as of December 31, 2017, 2016 or 2015.
Thrivent Financial requires that all properties subject to mortgage loans have fire insurance at least equal to the value of the property.
The carrying values of mortgage loans by credit quality as of December 31 were as follows (dollars in millions):

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Mortgage Loans, continued
	2017	2016
In good standing	$8,172	$7,731
In good standing, with restructured terms	26	40
Delinquent	2	—
In process of foreclosure	2	5
Total mortgage loans	$8,202	$7,776

	2017	2016
Loans with interest rates reduced during the year:
Weighted average interest rate reduction	1.2%	1.5%
Total principal	$ 59	$151
Number of loans	79	179
Interest rates for loans issued during the year:
Maximum	6.0%	5.5%
Minimum	2.7%	2.8%
Maximum loan-to-value ratio for loans issued during the year, exclusive of purchase money mortgages	75%	75%
The age analysis of mortgage loans as of December 31 was as follows (in millions):
	2017	2016
Current	$8,193	$7,766
30 – 59 days past due	2	4
60 – 89 days past due	5	1
90 – 179 days past due	2	—
180+ days past due	—	5
Total mortgage loans	$8,202	$7,776
180+ Days Past Due and Accruing Interest:
Investment	$ —	$ 5
Interest accrued	—	1
90 -179 Days Past Due and Accruing Interest:
Investment	2	—
Interest Accrued	—	—

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Mortgage Loans, continued
The distribution of Thrivent Financial’s mortgage loans among various geographic regions of the United States as of December 31 was as follows:
	2017	2016
Geographic Region
Pacific	25%	25%
South Atlantic	19	19
East North Central	9	10
West North Central	14	14
Mountain	13	13
Mid-Atlantic	8	8
West South Central	7	7
Other	5	4
Total	100%	100%
The distribution of Thrivent Financial’s mortgage loans among various property types as of December 31 was as follows:
	2017	2016
Property Type
Industrial	26%	28%
Retail	26	24
Office	18	19
Church	11	11
Apartments	11	10
Other	8	8
Total	100%	100%
Impaired loans
A loan is determined to be impaired when Thrivent Financial considers it probable that the principal and interest will not be collected according to the contractual terms of the loan agreement. At both December 31, 2017 and 2016, Thrivent Financial held impaired loans with a carrying value of $4 million and an unpaid principal balance of $4 million for which there was no related allowance for credit losses recorded.
Any payments received on impaired loans are either applied against the principal or reported as net investment income, based on an assessment as to the collectability of the principal. Interest income on impaired loans is recognized upon receipt.
After loans become 180 days delinquent on principal or interest payments, or if the loans have been determined to be impaired, any accrued but uncollectible interest on the mortgage loans is non-admitted and charged to surplus in the period in which the loans are determined to be impaired. Generally, only after the loans become less than 180 days delinquent from the contractual due date will accrued interest be returned to admitted status. The amount of impairments included in realized capital losses due to debt restructuring during the year was $0.0 million, $7.0 million and $0.5 million for the years ended December 31, 2017, 2016 and

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Mortgage Loans, continued
Impaired loans, continued
2015, respectively. The average recorded investment in impaired mortgage loans held on December 31, 2017 and 2016 was $2 million and $4 million, respectively. Interest income recognized on impaired mortgage loans totaled $0.1 million during all three years ended December 31, 2017, 2016 and 2015.
In certain circumstances, Thrivent Financial may modify the terms of a loan to maximize the collection of amounts due. During 2017, Thrivent Financial modified no loans under these circumstances. As of December 31, 2017, Thrivent Financial held 2 mortgage loans totaling $2 million where loan modifications had occurred. During 2017, there were no modified mortgage loans with a payment default.
During 2016, Thrivent Financial modified 2 loans totaling $2 million under these circumstances. As of December 31, 2016, Thrivent Financial held 2 mortgage loans totaling $2 million where loan modifications had occurred. During 2016, there were no modified mortgage loans with a payment default.
During 2017, there was one mortgage loan in the amount of $5 million derecognized as a result of foreclosure.
Real Estate
The components of real estate investments as of December 31 were as follows (in millions):
	2017	2016
Home office properties	$ 181	$ 183
Held-for-sale	14	2
Total before accumulated depreciation	195	185
Accumulated depreciation	(136)	(130)
Total real estate	$ 59	$ 55

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Derivative Financial Instruments
Thrivent Financial uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed living benefits features of certain variable annuity products.
The following table summarizes the carrying values, which primarily equal fair values, included in other invested assets or other liabilities on the Statutory-Basis Statements of Assets, Liabilities and Surplus, and the notional amounts of Thrivent Financial’s derivative financial instruments (in millions):
	Carrying Value	Notional Amount	Realized Gain/(Loss)
As of and for the year ended December 31, 2017
Assets:
Call spread options	$ 38	$339	$ 20
Futures	—	344	(41)
Foreign currency swaps	9	202	3
Covered written call options	—	—	4
Total assets	$ 47	$885	$ (14)
Liabilities:
Call spread options	$ 26	$381	$ (17)
Foreign currency swaps	27	227	2
Total liabilities	$ 53	$608	$ (15)
As of and for the year ended December 31, 2016
Assets:
Call spread options	$ 14	$171	$ (1)
Futures	—	—	(153)
Foreign currency swaps	22	146	4
Total assets	$ 36	$317	$(150)
Liabilities:
Call spread options	$ 10	$178	$ 1
Covered written call options	1	150	2
Foreign currency swaps	2	30	—
Total liabilities	$ 13	$358	$ 3
All gains and losses are reflected in realized capital gains and losses in the statutory-basis financial statements. Notional amounts do not represent amounts exchanged by the parties and are therefore not a measure of Thrivent Financial’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices or financial and other indices.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Derivative Financial Instruments, continued
Call Spread Options
Thrivent Financial uses over-the-counter S&P 500 index call spread options (i.e. buying call options and selling cap call options) to manage risks associated with its fixed indexed annuities. Purchased call spread options are reported at fair value in other invested assets and written call spread options are reported at fair value in other liabilities. The changes in the fair value of the call spread options are recorded in unrealized gains and losses.
Covered Written Call Options
Thrivent Financial sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral that it owns. The premium received for these call options is recorded in other liabilities at book value at each reporting period. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of realized capital gains and losses. During the years ended December 31, 2017, 2016 and 2015, $8 million, $10 million and $12 million, respectively, was received in call premium.
Futures
Thrivent Financial utilizes futures contracts to manage a portion of the risks associated with the guaranteed minimum accumulation benefit feature of its variable annuity products and to manage foreign equity risk. Cash paid for the futures contracts is recorded in other invested assets. Contracts are settled on a daily basis and recognized in realized gains and losses. The futures contracts are valued at fair value at each reporting period, and the change in the fair value is recognized in unrealized gains and losses.
Foreign Currency Swaps
Thrivent Financial utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of foreign currency to U.S. dollar payments. The swaps are reported at fair value with the change in the fair value recognized in unrealized gains and losses. Realized gains and losses are recognized upon settlement of the swap. No cash is exchanged at the outset of the swaps, and interest payments received are recorded as a component of net investment income.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Securities Lending
Elements of the securities lending program are presented below as of December 31 (in millions):
	2017	2016
Loaned securities:
Carrying value	$346	$499
Fair value	357	512
Cash collateral reinvested at book and fair value:
Open	$ 45	$ 95
30 days or less	239	317
31 – 60 days	49	53
61 – 90 days	13	4
91 – 120 days	—	—
121 – 180 days	—	5
181 – 365 days	5	10
1 – 2 years	14	—
2 – 3 years	—	—
Greater than 3 years	—	29
Total	$365	$513
Cash collateral liabilities	$365	$523
The maturity dates of the cash collateral liabilities general match the maturity dates of the invested assets.
Pledged and Restricted Assets
Thrivent Financial owns assets which are pledged to others as collateral or are otherwise restricted totaling $430 million and $563 million at December 31, 2017 and 2016, respectively. Total pledged and restricted assets, which primarily include collateral held under futures transactions and securities lending agreements, are less than 1% of total admitted assets. Deposits with state insurance departments were $1 million for both years ended December 31, 2017 and 2016.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Collateral Received
Elements of the securities lending program are presented below as of December 31 (in millions):
	2017	2016
Bonds:
Carrying value	$ 19	$ 52
Fair value	19	52
Short-term Investments:
Carrying value	$ 18	$105
Fair value	18	105
Cash Equivalents
Carrying value	$328	$356
Fair value	328	356
All collateral received is less than one-percent of total admitted assets.
Net Investment Income
Net investment income by type of investment for the years ended December 31 is summarized as follows (in millions):
	2017	2016	2015
Bonds	$1,745	$1,671	$1,702
Preferred stock	7	7	6
Unaffiliated common stocks	21	21	17
Affiliated common stocks	11	3	34
Mortgage loans	391	399	411
Real estate	24	24	23
Contract loans	80	84	85
Cash, cash equivalents and short-term investments	20	13	5
Limited partnerships	450	585	557
Other invested assets	13	11	11
	2,762	2,818	2,851
Investment expenses	(47)	(43)	(39)
Depreciation on real estate	(6)	(7)	(7)
Net investment income	$2,709	$2,768	$2,805
For the year ended December 31, 2017 net investment income on bonds includes $41 million on 82 securities sold or redeemed resulting from a traditional callable feature.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Realized Capital Gains and Losses
Realized capital gains and losses for the years ended December 31 were as follows (in millions):
	2017	2016	2015
Net gains (losses) on sales:
Bonds:
Gross gains	226	$ 200	$ 186
Gross losses	(40)	(91)	(76)
Stocks:
Gross gains	143	116	87
Gross losses	(31)	(48)	(37)
Futures	(41)	(153)	(57)
Other	31	—	(1)
Net (losses) gains on sales	288	24	102
Provisions for losses:
Bonds	(10)	(21)	(19)
Stocks	—	—	—
Other	—	(7)	(2)
Total provisions for losses	(10)	(28)	(21)
Realized capital (losses) gains	278	(4)	81
Transfers to interest maintenance reserve	(204)	(111)	(123)
Realized capital losses, net	$ 74	$(115)	$ (42)
Proceeds from the sale of investments in bonds, net of mortgage dollar roll transactions, were $7.0 billion, $5.5 billion and $5.5 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
2. Investments, continued
Realized Capital Gains and Losses, continued
Thrivent Financial recognized other-than-temporary impairments during the year ended
December 31, 2017 on the following loan-backed and structured securities where the present value of cash flows expected to be collected was less than the amortized cost basis of the security (in millions):
CUSIP	Book Value Before Impairment	Impairment Recognized	Amortized Cost After Impairment	Fair Value as of Date Impaired
05948KVV8	$ 7	$—	$ 7	$ 7
05949AL99	1	—	1	1
05949AZT0	8	—	8	8
07389QAA6	6	—	6	6
863576AC8	3	—	3	3
949837AA6	2	—	2	2
75970OAJ9	3	1	2	2
02660YAX0	3	1	2	2
78477AAA5	3	2	1	1
52522QAN2	1	—	1	1
Total	$37	$ 4	$33	$33

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities
Many of the contracts issued by Thrivent Financial, primarily annuities, do not subject Thrivent Financial to mortality or morbidity risk. These contracts may have certain limitations placed upon the amount of funds that can be withdrawn without penalties. The following table summarizes liabilities by their withdrawal characteristics (dollars in millions):
	General Account	Separate Account With Guarantees	Separate Account Without Guarantees	Total	% of Total
December 31, 2017
Subject to discretionary withdrawal:
With market value adjustment	$ —	$338	$ —	$ 338	1%
At book value less a surrender charge of 5% or more	4,963	—	—	4,963	10
At fair value	—	—	28,422	28,422	59
At book value without adjustment	12,911	—	—	12,911	27
Not subject to discretionary withdrawal	1,340	—	59	1,399	3
Total	$19,214	$338	$28,481	$48,033	100%
December 31, 2016
Subject to discretionary withdrawal:
With market value adjustment	$ —	$361	$ —	$ 361	1%
At book value less a surrender charge of 5% or more	4,943	—	—	4,943	11
At fair value	—	—	24,816	24,816	56
At book value without adjustment	12,518	—	—	12,518	29
Not subject to discretionary withdrawal	1,293	—	56	1,349	3
Total	$18,754	$361	$24,872	$43,987	100%
The above policyholder liabilities are recorded as components of the following captions of the Statutory-Basis Statements of Assets, Liabilities and Surplus as of December 31 (in millions):
	2017	2016
Aggregate reserves for life, annuity and health contracts	$15,793	$15,482
Deposit liabilities	3,421	3,272
Liabilities related to separate accounts	28,819	25,233
Total	$48,033	$43,987
Thrivent Financial holds premium deficiency reserves (PDR) on its closed block of long-term care insurance policies. The PDR was $567 million and $281 million as of December 31, 2017 and 2016, respectively. During 2017, Thrivent Financial updated the mortality, persistency, expense and net earned rate assumptions used in the determination of the PDR. These updated assumptions were the primary driver of the $286 million increase in PDR for the year ended December 31, 2017.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
3. Policyholder Liabilities, continued
Thrivent Financial has insurance in force as of December 31, 2017 and 2016, totaling $16 billion and
$14 billion, respectively, where the gross premiums are less than the net premiums according to the standard valuation requirements set by the State of Wisconsin. Reserves associated with these policies as of December 31, 2017 and 2016, totaled $71 million and $63 million, respectively.
Deferred and uncollected life insurance premiums and annuity considerations were as follows (in millions):
	Gross	Net of Loading
December 31, 2017
Ordinary new business	$ 7	$ 4
Ordinary renewal	49	104
Total	$56	$108
December 31, 2016
Ordinary new business	$ 5	$ 2
Ordinary renewal	62	121
Total	$67	$123
4. Separate Accounts
Thrivent Financial administers and invests funds segregated into separate accounts for the exclusive benefit of variable annuity, variable immediate annuity and variable universal life contractholders. Variable life and variable annuity separate accounts of Thrivent Financial are non-guaranteed, while Thrivent Financial’s multi-year guarantee separate account is a non-indexed guarantee account. Within the non-guaranteed separate account, all variable deferred annuity contracts contain guaranteed death benefits and some contain guaranteed living benefits. The following table presents the explicit risk charges paid by separate account contractholders for these guarantees and the amounts paid for guaranteed death benefits for the years ended December 31 (in millions):
	2017	2016	2015	2014	2013
Risk charge paid	$107	$99	$99	$86	$58
Payments for guaranteed benefits	4	5	4	3	3
The distribution of investments in the separate account assets as of December 31 was as follows:
	2017	2016
Equity funds	59%	56%
Bond funds	20	23
Balanced funds	19	18
Other	2	3
Total separate account assets	100%	100%

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
4. Separate Accounts, continued
The following tables summarize information for the separate accounts as of and for the years ended December 31 (in millions):
	Non-Indexed Guarantee	Non- Guaranteed	Total
December 31, 2017
Reserves:
For accounts with assets at fair value	$338	$29,527	$29,865
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$338	$ —	$ 338
At fair value	—	29,468	29,468
Not subject to discretionary withdrawal	—	59	59
Total	$338	$29,527	$29,865
December 31, 2016
Reserves:
For accounts with assets at fair value	$361	$25,743	$26,104
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$361	$ —	$ 361
At fair value	—	25,687	25,687
Not subject to discretionary withdrawal	—	56	56
Total	$361	$25,743	$26,104

	2017	2016	2015
Premiums, considerations and deposits:
Non-indexed guarantee	$ 1	$ 5	$ 2
Non-guaranteed	1,806	1,926	2,505
Total	$1,807	$1,931	$2,507

	2017	2016	2015
Transfers to separate accounts	$ 1,806	$ 1,930	$ 2,504
Transfers from separate accounts	(1,321)	(1,027)	(1,044)
Other items	(2)	(1)	(3)
Transfers to separate accounts, net	$ 483	$ 902	$ 1,457

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
5. Claims Liabilities
Activity in the liabilities for accident and health, long-term care and disability benefits, included in aggregate reserves for life, annuity, and health contracts and health claims, is summarized below (in millions):
	2017	2016
Net balance at January 1	$1,022	$1,006
Incurred related to:
Current year	451	401
Prior years	(35)	(52)
Total incurred	416	349
Paid related to:
Current year	84	68
Prior years	265	265
Total paid	349	333
Net balance at December 31	$1,089	$1,022
Thrivent Financial uses estimates for determining its liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns, and attempts to provide for potential adverse changes in claim patterns and severity. Thrivent Financial annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining its estimate of ultimate claims experience.
6. Reinsurance
Thrivent Financial participates in reinsurance in order to limit its maximum losses and to diversify its exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Generally, Thrivent Financial retains a maximum of $3 million of single or joint life coverage for any single mortality risk. Ceded balances would represent a liability of Thrivent Financial in the event the reinsurers were unable to meet their obligations under the terms of the reinsurance agreements.
Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.
Reinsurance amounts included in the Statutory-Basis Statements of Operations for the years ended December 31 were as follows (in millions):
	2017	2016	2015
Direct premiums	$5,146	$5,570	$5,612
Reinsurance ceded	(125)	(119)	(112)
Net premiums	5,021	$5,451	$5,500
Reinsurance claims recovered	$ 65	$ 50	$ 38

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
6. Reinsurance, continued
Aggregate reserves and contract claims liabilities in the Statutory-Basis Statements of Assets, Liabilities and Surplus for the years ended December 31 were reduced by reinsurance ceded amounts as follows (in millions):
	2017	2016
Life insurance	$758	$689
Accident and health	—	1
Total	$758	$690
Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.
Thrivent Financial periodically reviews the financial condition of its reinsurers and amounts recoverable in order to evaluate the financial strength of the companies supporting the recoverable balances. One reinsurer accounts for approximately 52% of the reinsurance recoverable as of December 31, 2017.
Thrivent Financial has no covered policies where certain term life and universal life insurance policies (XXX/AXXX risks) are ceded in accordance with Actuarial Guideline 48 (Actuarial Opinion and Memorandum Requirements for the Reinsurance of Policies to be Valued Under Sections 6 and 7 of the NAIC Valuation of Life Insurance Policies Model Regulation).
7. Surplus
Thrivent Financial is subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. Thrivent Financial exceeds the RBC requirements as of December 31, 2017 and 2016.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
7. Surplus, continued
Unassigned funds were represented or reduced by the following categories and amounts as of December 31 (in millions):
	2017	2016
Unrealized gains and losses	$ 554	$ 425
Non-admitted assets	(115)	(104)
Separate account business	45	48
Asset valuation reserve	(1,217)	(1,099)
8. Fair Value of Financial Instruments
The financial instruments of Thrivent Financial have been classified, for disclosure purposes, into one of three categories based on the evaluation of the amount of observable and unobservable inputs used to determine fair value.
Fair Value Descriptions
Level 1 Financial Instruments
Level 1 financial instruments reported at fair value include certain bonds, unaffiliated common stocks and short-term investments. Bonds and unaffiliated common stocks primarily are valued using quoted prices in active markets. Short-term investments consist of money market mutual funds whose fair value is based on the quoted daily net asset values of the invested funds.
Level 1 financial instruments not reported at fair value include bonds, which are priced based on quoted market prices, and primarily include U.S. Treasury bonds, cash and certain cash equivalents.
Level 2 Financial Instruments
Level 2 financial instruments reported at fair value include, certain unaffiliated common stocks, short-term investments and assets held in separate accounts. Unaffiliated common stocks are valued based on market quotes where the stocks are not considered actively traded. Short-term investments are valued using significant observable inputs. The fair values for separate account assets are based on published daily net asset values of the funds in which the separate accounts are invested.
Level 2 financial instruments not reported at fair value include bonds, unaffiliated preferred stocks, cash equivalents and short-term investments, other invested assets and liabilities related to separate accounts.
Bonds that are priced using a third party pricing vendor primarily include certain corporate debt securities and asset-backed securities. Pricing from a third party pricing vendor varies by asset class but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events and economic events. If Thrivent Financial is unable to obtain a price from a third party pricing vendor, management may obtain broker quotes or utilize an internal pricing model specific to the asset. The internal pricing models apply practices that are standard among the industry and utilize observable market data. Fair values of unaffiliated preferred stocks are based on market quotes where these securities are not considered actively traded.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value Descriptions, continued
Level 2 Financial Instruments, continued
Cash equivalents and short-term investments includes investments in commercial paper and agency notes. The carrying amounts for these investments approximate their fair values. Other invested assets include investments in surplus notes in which the fair values are based on quoted market prices. The carrying amounts of liabilities related to separate accounts reflect the amounts in the separate account assets and approximate their fair values.
Level 3 Financial Instruments
Level 3 financial instruments reported at fair value include other invested assets, which consist of certain derivatives. The fair value is determined using independent broker quotes.
Level 3 financial instruments not reported at fair value include bonds, mortgage loans, contract loans, limited partnerships, real estate, other invested assets, deferred annuities, other deposit contracts and other liabilities.
Level 3 bonds primarily include private placement debt securities and convertible bonds. Private placement debt securities are valued using internal pricing models specific to the assets using unobservable inputs such as issuer spreads, estimated cash flows, internal credit ratings and volatility adjustments. Market comparable discount rates ranging from 0% to 12% are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, Thrivent Financial may adjust the base discount rate or the modeled price by applying an illiquidity premium of 25 basis points, given the highly structured nature of certain assets. Convertible bonds are valued using third party broker quotes to determine fair value.
Limited partnerships include private equity investments. The fair values of these investments are estimated based on assumptions in the absence of observable market data. In determining fair value the following valuation techniques are generally used: most recent capital balance adjusted for current cash flows; internal valuation methodologies designed for specific asset classes, primarily sponsor valuations or net asset value; discounted cash flow models; or applying current market multiples to earnings before interest, taxes, depreciation and amortization (EBITDA).
The fair values for mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts for contract loans approximate their fair values. The fair value of real estate held-for-sale is based on current market price assessments on the properties. Other invested assets primarily include real estate joint ventures. The fair values of real estate joint venture investments are derived using GAAP audited financial statements.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value Descriptions, continued
Level 3 Financial Instruments, continued
The fair values for deferred annuities and other deposit contracts, which include supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. The fair values for other liabilities, which consist of certain derivatives, are derived from broker quotes.
Financial Instruments Carried at Fair Value
The fair values of Thrivent Financial’s financial instruments measured and reported at fair value were as follows (in millions):
	Level 1	Level 2	Level 3	Total
December 31, 2017
Assets
Bonds	$ 269	$ —	$—	$ 269
Unaffiliated common stocks	1,304	58	—	1,362
Cash, Cash equivalents and short-term investments	106	—	—	106
Other invested assets	—	10	38	48
Assets held in separate accounts	—	30,492	—	30,492
Total	$1,679	$30,560	$ 38	$32,277
Liabilities
Other liabilities	$ —	$ 27	$ 26	$ 53
December 31, 2016
Assets
Bonds	$ 267	$ —	$—	$ 267
Unaffiliated common stocks	1,134	77	—	1,211
Cash, cash equivalents and short-term investments	285	-	—	285
Other invested assets	-	22	14	36
Assets held in separate accounts	-	26,718	—	26,718
Total	$1,686	$26,817	$ 14	$28,517
Liabilities
Other liabilities	$ —	$ 2	$ 10	$ 12

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Financial Instruments Carried at Fair Value, continued
Additional Information on Level 3 Financial Instruments carried at Fair Value
There were no gains or losses recognized in net income during 2017, 2016 or 2015 attributable to the change in unrealized gains and losses related to Level 3 assets still held at December 31, 2017, 2016 or 2015.
The following table shows the changes in fair values for the investments categorized as Level 3 (in millions):
	2017	2016
Assets:
Balance, January 1	$ 14	$ 5
Purchases	20	10
Sales	(10)	(6)
Unrealized gains and losses	14	5
Balance, December 31	$ 38	$14
Liabilities:
Balance, January 1	$ 10	$ 3
Purchases	12	6
Sales	(7)	(3)
Unrealized gains and losses	11	4
Balance, December 31	$ 26	$10
Transfers
During 2017, Thrivent Financial had transfers of $102 million into Level 2 from Level 3 and transfers of $54 million into Level 3 from Level 2 for bonds which are not held at fair value. During 2016, Thrivent Financial had transfers of $261 million into Level 2 from Level 3 and transfers of $97 million into Level 3 from Level 2 for bonds which are not held at fair value. There were no transfers between fair value levels for assets held at fair value. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
Valuation Assumptions
The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instruments. These fair values are for certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
8. Fair Value of Financial Instruments, continued
Fair Value of All Financial Instruments
The carrying values and fair values of all financial instruments are presented below (in millions).
	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2017
Financial assets:
Bonds	$43,291	2,311	34,584	8,737	45,632
Unaffiliated preferred stocks	157	—	79	207	286
Unaffiliated common stocks	1,362	1,304	58	—	1,362
Mortgage loans	8,202	—	—	8,611	8,611
Contract loans	1,161	—	—	1,161	1,161
Cash, cash equivalents and short-term investments	1,573	106	1,469	2	1,577
Limited partnerships	3,197	—	—	3,197	3,197
Real estate — held-for-sale	14	—	—	69	69
Assets held in separate accounts	30,492	—	30,492	—	30,492
Other invested assets	204	—	114	116	230
Financial liabilities:
Deferred annuities	13,616	—	—	13,405	13,405
Other deposit contracts	1,065	—	—	1,065	1,065
Other liabilities	53	—	31	26	57
Liabilities related to separate accounts	30,448	—	30,448	—	30,448
December 31, 2016
Financial assets:
Bonds	$41,908	2,409	33,952	7,418	43,779
Unaffiliated preferred stocks	125	—	106	29	135
Unaffiliated common stocks	1,211	1,134	77	—	1,211
Mortgage loans	7,776	—	—	8,179	8,179
Contract loans	1,164	—	—	1,164	1,164
Cash, cash equivalents and short-term investments	1,731	301	1,430	—	1,731
Limited partnerships	2,920	—	—	2,920	2,920
Real estate — held-for-sale	2	—	—	2	2
Assets held in separate accounts	26,718	—	26,718	—	26,718
Other invested assets	179	—	24	179	203
Financial liabilities:
Deferred annuities	13,232	—	—	13,071	13,071
Other deposit contracts	1,123	—	—	1,123	1,123
Other liabilities	13	—	2	10	12
Liabilities related to separate accounts	26,671	—	26,671	—	26,671

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans
Pension and Other Postretirement Benefits
Thrivent Financial has a qualified noncontributory defined benefit retirement plan that provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a measurement date of December 31 in its benefit plan disclosures.
The components of net periodic pension expense for Thrivent Financial’s qualified retirement and other plans for the years ended December 31 were as follows (in millions):
	Retirement Plan			Other Plans
	2017	2016	2015	2017	2016	2015
Service cost	$ 23	$ 23	$ 23	$ 2	$ 2	$ 2
Interest cost	46	50	48	5	4	5
Expected return on plan assets	(69)	(68)	(69)	—	—	—
Other	18	26	32	6	6	7
Net periodic cost	$ 18	$ 31	$ 34	$ 13	$ 12	$ 14
The plans’ amounts recognized in the statutory-basis financial statements as of December 31 were as follows (in millions):
	Retirement Plan		Other Plans
	2017	2016	2017	2016
Change in projected benefit obligation:
Benefit obligation, beginning of year	$1,083	$1,111	$111	$109
Service cost	23	23	2	2
Interest cost	46	50	5	4
Actuarial (gain) loss	82	(57)	10	1
Transfers from Defined Contribution Plan	—	—	—	—
Benefits paid	(47)	(44)	(8)	(5)
Benefit obligation, end of year	$1,187	$1,083	$120	$111
Change in plan assets:
Fair value of plan assets, beginning of year	$ 935	$ 892	$—	$—
Actual return on plan assets	127	67	—	—
Employer contribution	20	20	8	5
Transfers from Defined Contribution Plan	—	—	—	—
Benefits paid	(47)	(44)	(8)	(5)
Fair value of plan assets, end of year	$1,035	$ 935	$—	$—

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
The plans’ amounts recognized in the statutory-basis financial statements, funding statuses and accumulated benefit obligation as of December 31 were as follows (in millions):
	Retirement Plan		Other Plans
	2017	2016	2017	2016
Funded status:
Accrued benefit costs	$ —	$ —	$(127)	$(122)
Liability for pension benefits	(152)	(148)	7	11
Total unfunded liabilities	(152)	(148)	(120)	(111)
Items not yet recognized:
Net losses (gains)	306	301	(11)	(23)
Net prior service cost	—	(1)	4	12
Accumulated amounts recognized in periodic pension expenses	154	$ 152	(127)	$(122)
Accumulated benefit obligation	$1,137	$1,034	$ 120	$ 111
The unfunded liabilities for the retirement plan and other postretirement plans at December 31, 2017 and 2016, are included in other liabilities in the Statutory-Basis Statement of Assets, Liabilities and Surplus.
A summary of the amounts yet to be recognized in the Statutory-Basis Statement of Operations as of December 31 is as follows (in millions):
	Retirement Plan			Other Plans
	Net Prior Service Cost	Net Recognized (Gains) Losses	Total	Net Prior Service Cost	Net Recognized (Gains) Losses	Total
Items not yet recognized, January 1, 2016	$ (2)	$384	$382	$ 19	$ (25)	$ (6)
Net prior service cost recognized	1	—	1	(7)	—	(7)
Net (gain) loss arising during the period	—	(56)	(56)	—	1	1
Net gain (loss) recognized	—	(27)	(27)	—	1	1
Items not yet recognized, December 31, 2016	$ (1)	$301	$300	$ 12	$ (23)	$(11)
Net prior service cost recognized	1	—	1	(8)	—	(8)
Net (gain) loss arising during the period	—	24	24	—	10	10
Net gain (loss) recognized	—	(19)	(19)	—	2	2
Items not yet recognized, December 31, 2017	$—	$306	$306	$ 4	$ (11)	$ (7)

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
The amounts in unassigned funds expected as of December 31 to be recognized in the next fiscal year as components of periodic benefit cost were as follows (in millions):
	Retirement Plan		Other Plans
	2017	2016	2017	2016
Net prior service cost	$—	$ (1)	$ 4	$ 7
Net recognized (gains)/losses	19	19	—	(1)
Pension and Other Postretirement Benefit Factors
Thrivent Financial periodically evaluates the long-term earned rate assumptions, taking into consideration historical performance of the plan’s assets as well as current asset diversification and investment strategy in determining the rate of return assumptions used in calculating the plans’ benefit expenses and obligation.
	Retirement Plan		Other Plans
	2017	2016	2017	2016
Weighted average assumptions:
Discount rate	4.30%	4.30%	3.70%	4.30%
Expected return on plan assets	7.50	7.75	N/A	N/A
Rate of compensation increase	3.40	3.40	N/A	N/A
The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was 7.80% and 7.70% in 2017 for pre-65 participants and post-65 participants, respectively, trending down to 4.50% in 2027. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage point increase or decrease in the rate would change the 2017 total service and interest cost by $1 million. A one-percentage point increase in the rate would change the postretirement health care benefit obligation by $13 million. A one-percentage point decrease in the rate would change the postretirement health care benefit obligation by $11 million. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. Thrivent’s Medicare prescription plan is fully insured and therefore the plan’s insurer receives the federal subsidy.
Estimated pension benefit payments for the next ten years are as follows: 2018 – $52 million; 2019 – $55 million; 2020 – $58 million; 2021 – $60 million; 2022– $63 million; and 2023 to 2027 – $350 million.
Estimated other post-retirement benefit payments for the next ten years are as follows: 2018 – $7 million; 2019 – $7 million; 2020 – $8 million; 2021 – $8 million; 2022– $9 million; and 2023 to 2027 – $44 million.
The minimum pension contribution required for 2016 under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) guidelines will be determined in the first quarter of 2018.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
Pension Assets
The assets of Thrivent Financial’s qualified defined benefit plan are held in trust. Thrivent Financial has a benefit plan advisory committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. A third party oversees the investment allocation process and monitors asset performance. As pension liabilities are long term in nature, Thrivent Financial employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.
The investment portfolio contains a diversified portfolio of investment categories, including equities and fixed income securities. Allocations for plan assets for the years ended December 31 were as follows:
	Target Allocation	Actual Allocation
		2017	2016
Equity securities	60%	66%	61%
Fixed income and other securities	40	34	39
Total	100%	100%	100%
Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large-cap and small-cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet its pension obligations in the future.
The fair values of the defined benefit plan assets by asset category are presented below (in millions):
	Level 1	Level 2	Level 3	Total
December 31, 2017
Fixed maturity securities:
U.S. government and agency securities	$ 62	$ 3	$—	$ 65
Securities issued by foreign governments	—	1	—	1
Corporate debt securities	—	199	1	200
Residential mortgage-backed securities	—	108	—	108
Commercial mortgage-backed securities	—	7	—	7
Other debt obligations	—	7	—	7
Common stocks	443	8	—	451
Preferred stock	—	—	—	—
Affiliated mutual funds — equity funds	—	106	—	106
Short-term investments	—	120	—	120
Limited partnerships	—	—	61	61
Derivatives	—	—	1	1
Total	$505	$559	$ 63	$1,127

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Pension and Other Postretirement Benefits, continued
Pension Assets, continued
	Level 1	Level 2	Level 3	Total
December 31, 2016
Fixed maturity securities:
U.S. government and agency securities	$103	$—	$—	$ 103
Securities issued by foreign governments	—	1	—	1
Corporate debt securities	—	172	1	173
Residential mortgage-backed securities	—	104	—	104
Commercial mortgage-backed securities	—	5	—	5
Other debt obligations	—	12	—	12
Common stocks	361	8	—	369
Preferred stock	—	1	—	1
Affiliated mutual funds — equity funds	—	66	—	66
Short-term investments	—	155	—	155
Limited partnerships	—	—	35	35
Derivatives	—	—	—	—
Total	$464	$524	$ 36	$1,024
The fair value of defined benefit plan assets as presented in the table above does not include net accrued liabilities of $92 million and $89 million as of December 31, 2017 and 2016, respectively.
There were no significant transfers of defined benefit plan Level 1 and Level 2 fair value measurements during 2017 or 2016. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.
The following table shows the changes in fair values of defined benefit plan assets categorized as Level 3 (in millions):
	Corporate debt securities	Limited Partnerships	Total
Balance, January 1, 2016	$—	$ 19	$ 19
Purchases	1	20	21
Sales	—	(7)	(7)
Transfers into Level 3	—	3	3
Balance, December 31, 2016	$ 1	$ 35	$ 36
Purchases	1	27	28
Unrealized gains and losses	1	8	9
Sales	(1)	(9)	(10)
Transfers into Level 3	—	—	—
Balance, December 31, 2017	$ 2	$ 61	$ 63
Defined Contribution Plans

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
9. Benefit Plans, continued
Defined Contribution Plans, continued
Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits that cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings, and Thrivent Financial will match participant contributions up to 6% of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a noncontributory plan for field employees. For the years ended December 31, 2017, 2016 and 2015, Thrivent Financial contributed $35 million, $34 million and $32 million, respectively, to these plans.
As of December 31, 2017 and 2016, $86 million and $90 million, respectively, of the assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.
10. Commitments and Contingent Liabilities
Litigation and Other Proceedings
Thrivent Financial is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. Thrivent Financial assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2017, Thrivent Financial believes adequate provision has been made for any losses that may result from these matters.
Financial Instruments
Thrivent Financial is a party to financial instruments with on- and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Statutory-Basis Statements of Assets, Liabilities and Surplus. Thrivent Financial’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.
Commitments to Extend Credit
Thrivent Financial has commitments to extend credit for mortgage loans and other lines of credit of $233 million and $290 million as of December 31, 2017 and 2016, respectively. Commitments to purchase limited partnerships, private placement bonds and other invested assets were $3.5 billion and $2.2 billion as of December 31, 2017 and 2016, respectively.
Financial Guarantees
Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions occur, as defined in the agreement. This agreement is secured by the assets of the third party.
Thrivent Financial has guaranteed that it will maintain the capital and surplus of its insurance and trust affiliates above certain levels required by the primary regulator of each company.
Leases
Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
10. Commitments and Contingent Liabilities, continued
Financial Instruments, continued
Leases, continued
these items totaled $17 million, $14 million and $12 million for each of the years ended December 31, 2017, 2016 and 2015 respectively. Future minimum rental commitments, in aggregate, as of December 31, 2017 were $6 million for operating leases. The future minimum rental payments for the five succeeding years were as follows: 2018 — $6 million; 2019 — $4 million; 2020 — $3 million; 2021 — $2 million; 2022 and thereafter — $0 million.
Leasing is not a significant part of Thrivent Financial’s business activities as lessor.
11. Related Party Transactions
Investments in Subsidiaries and Affiliated Entities
Thrivent Financial’s directly-owned subsidiary, Thrivent Financial Holdings, Inc. (Holdings), is valued in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (SCAs). Annually, Thrivent Financial files a “Form Sub-2” with the NAIC in support of the valuation of Holdings. The filing in support of the December 31, 2016 values was completed on May 26, 2017 and Thrivent Financial received a response from the NAIC that did not disallow the valuation method.
As of December 31, 2017 and 2016, the gross and admitted values were $319 million and $261 million, respectively. Of those amounts, $157 million and $156 million, as of December 31, 2017 and 2016, respectively, related to Holdings’ ownership of an insurance entity. The remaining $162 million and $105 million as of December 31, 2017 and 2016, respectively, reflect Holdings’ ownership interest in non-insurance entities.
Other Related Party Transactions
Thrivent Financial also has invested $304 million and $116 million in mutual funds that are part of the Thrivent Financial mutual fund family as of December 31, 2017 and 2016, respectively.
Thrivent Financial provides administrative services on behalf of its subsidiaries in accordance with intercompany service agreements. The total value of services provided under these agreements totaled $79 million, $104 million and $92 million for the years ended December 31, 2017, 2016 and 2015, respectively. The net receivables due from affiliates for the years ended December 31, 2017 and 2016 were $12 million and $15 million, respectively, which is included in other assets in the Statutory-Basis Financial Statements of Assets, Liabilities and Surplus.
Thrivent Financial has an agreement with an affiliate who distributes its variable products. Under the terms of the agreement, Thrivent Financial paid commissions, bonuses and other benefits to the affiliate totaling $81 million, $99 million and $111 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Thrivent Financial is the investment advisor for the Thrivent Series Portfolios in which the separate accounts assets are primarily invested. Advisor fees in the amount of $170 million, $151 million and $150 million for the years ended December 31, 2017, 2016 and 2015, respectively, were included in separate account fees in the Statutory-Basis Statement of Operations.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
12. Basis of Presentation
The preceding statutory-basis financial statements of Thrivent Financial have been prepared in accordance with accounting practices prescribed or permitted by the State of Wisconsin Office of the Commissioner of Insurance, which practices differ from GAAP.
The following describes the more significant statutory accounting policies that are different from GAAP accounting policies.
Bonds and Preferred Stocks
For GAAP purposes, investments in bonds and preferred stocks are reported at fair value with the change in fair value reported as a separate component of comprehensive income for available-for-sale securities and reported as realized gains or losses for trading securities.
Acquisition Costs
For GAAP purposes, costs incurred that are directly related to the successful acquisition and issuance of new or renewal insurance contracts are deferred to the extent such costs are deemed recoverable from future profits and amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.
Contract Liabilities
For GAAP purposes, liabilities for future contract benefits and expenses are estimated based on expected experience or actual account balances.
Non-Admitted Assets
For GAAP purposes, certain assets, primarily furniture, equipment and agents’ debit balances, are not charged directly to members’ equity and are not excluded from the balance sheet.
Interest Maintenance Reserve
For GAAP purposes, certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are not deferred and amortized into operating results over the remaining maturity of the sold security.
Asset Valuation Reserve
For GAAP purposes, an asset valuation reserve is not maintained.
Premiums
For GAAP purposes, funds deposited and withdrawn on universal life and investment-type contracts are not recorded in the income statement.

Thrivent Financial for Lutherans
Notes to Statutory-Basis Financial Statements, continued
12. Basis of Presentation, continued
Consolidation
For GAAP purposes, subsidiaries are consolidated into the results of their parent.
Differences between consolidated GAAP financial statements and statutory-basis financial statements as of December 31, 2017 and 2016 and for the three years ended December 31, 2017, have not been quantified but are presumed to be material.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Thrivent Financial for Lutherans and
Contract Owners of Thrivent Variable Annuity Account B
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Thrivent Variable Annuity Account B, as indicated in Note 1, offered through Flexible Premium Deferred Variable Annuity Contract sponsored by Thrivent Financial for Lutherans, as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, and the statements of changes in net assetsfor each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in Thrivent Variable Annuity Account B as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the management of Thrivent Financial for Lutherans. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in Thrivent Variable Annuity Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the subaccounts in Thrivent Variable Annuity Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the affiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 27, 2018
We have served as the auditor of one or more investment companies in THRIVENTVC since 2014.

THRIVENT VARIABLE ANNUITY ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2017
Subaccount	Investments at fair value	Receivable from Thrivent Financial for annuity reserve adjustment	Total Assets	Payable to Thrivent Financial for annuity reserve adjustment	Net Assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net Assets	Accumulation units outstanding	Unit value (accumulation)	Deathclaim units	Deathclaim unit value	Series funds, at cost	Series funds shares owned
Aggressive Allocation	$ 94,863,559	$ —	$ 94,863,559	$3,274	$ 94,860,285	$ 94,679,883	$ 180,402	$ 94,860,285	4,101,183	$ 23.09	11	$21.89	$ 68,350,094	5,419,041
Balanced Income Plus	$ 14,740,566	$ 9,479	$ 14,750,045	$ —	$ 14,750,045	$ 14,389,968	$ 360,077	$ 14,750,045	663,520	$ 21.66	918	$19.27	$ 14,001,824	959,142
Diversified Income Plus	$ 32,563,524	$ 21,532	$ 32,585,056	$ —	$ 32,585,056	$ 32,008,243	$ 576,813	$ 32,585,056	1,275,876	$ 25.01	5,234	$19.27	$ 28,814,438	3,957,600
Government Bond	$ 8,104,818	$ 16,054	$ 8,120,872	$ —	$ 8,120,872	$ 7,983,743	$ 137,129	$ 8,120,872	497,193	$ 16.04	632	$14.41	$ 7,999,100	740,349
Growth and Income Plus	$ 5,491,770	$ 2,506	$ 5,494,276	$ —	$ 5,494,276	$ 5,446,437	$ 47,839	$ 5,494,276	384,607	$ 14.16	—	$14.37	$ 4,862,346	481,455
High Yield	$107,152,187	$325,761	$107,477,948	$ —	$107,477,948	$104,396,579	$3,081,369	$107,477,948	1,835,183	$ 56.71	15,697	$20.86	$130,096,356	22,073,664
Income	$ 83,475,300	$319,309	$ 83,794,609	$ —	$ 83,794,609	$ 81,495,394	$2,299,215	$ 83,794,609	1,670,895	$ 48.44	33,306	$16.65	$ 80,112,888	8,082,113
Large Cap Growth	$353,736,509	$871,789	$354,608,298	$ —	$354,608,298	$346,829,256	$7,779,042	$354,608,298	2,807,098	$123.29	29,187	$25.26	$205,102,151	9,961,855
Large Cap Index	$ 33,374,378	$ 10,437	$ 33,384,815	$ —	$ 33,384,815	$ 33,006,937	$ 377,878	$ 33,384,815	1,200,921	$ 27.44	2,235	$24.70	$ 21,817,260	903,075
Large Cap Stock	$ 20,646,762	$ 4,972	$ 20,651,734	$ —	$ 20,651,734	$ 20,362,874	$ 288,860	$ 20,651,734	1,018,342	$ 19.95	2,242	$19.39	$ 14,184,420	1,436,357
Large Cap Value	$ 42,714,907	$ 52,635	$ 42,767,542	$ —	$ 42,767,542	$ 42,059,201	$ 708,341	$ 42,767,542	1,697,993	$ 24.73	3,264	$22.77	$ 25,672,377	2,251,720
Limited Maturity Bond	$ 15,167,683	$ 29,587	$ 15,197,270	$ —	$ 15,197,270	$ 14,841,649	$ 355,621	$ 15,197,270	1,112,041	$ 13.34	625	$12.49	$ 15,148,762	1,537,292
Low Volatility Equity	$ 523,150	$ —	$ 523,150	$ —	$ 523,150	$ 523,150	$ —	$ 523,150	47,864	$ 10.93	—	$10.94	$ 499,157	48,025
Mid Cap Index	$ 18,863,578	$ 12,389	$ 18,875,967	$ —	$ 18,875,967	$ 18,636,479	$ 239,488	$ 18,875,967	532,131	$ 34.98	803	$27.84	$ 14,131,635	993,573
Mid Cap Stock	$224,791,198	$304,903	$225,096,101	$ —	$225,096,101	$220,936,811	$4,159,290	$225,096,101	5,775,163	$ 38.19	13,979	$29.23	$173,537,521	10,798,340
Moderate Allocation	$407,449,707	$368,665	$407,818,372	$ —	$407,818,372	$402,963,454	$4,854,918	$407,818,372	20,570,407	$ 19.57	20,080	$19.06	$324,184,632	27,043,242
Moderately Aggressive Allocation	$314,790,614	$ 68,757	$314,859,371	$ —	$314,859,371	$312,542,669	$2,316,702	$314,859,371	14,588,385	$ 21.38	31,767	$20.55	$236,908,358	19,196,423
Moderately Conservative Allocation	$148,142,117	$ 94,750	$148,236,867	$ —	$148,236,867	$146,866,323	$1,370,544	$148,236,867	8,482,014	$ 17.26	28,281	$17.00	$126,748,129	10,879,524
Money Market	$ 10,688,955	$ 24,747	$ 10,713,702	$ —	$ 10,713,702	$ 10,543,535	$ 170,167	$ 10,713,702	5,686,879	$ 1.84	44,585	$ 1.03	$ 10,688,954	10,688,954
Multidimensional Income	$ 524,316	$ —	$ 524,316	$ —	$ 524,316	$ 524,316	$ —	$ 524,316	51,034	$ 10.27	—	$10.28	$ 529,562	52,015
Opportunity Income Plus	$ 4,794,102	$ 2,697	$ 4,796,799	$ —	$ 4,796,799	$ 4,741,410	$ 55,389	$ 4,796,799	301,848	$ 15.32	7,765	$14.93	$ 4,757,750	469,983
Partner All Cap	$ 13,895,489	$ 9,696	$ 13,905,185	$ —	$ 13,905,185	$ 13,726,929	$ 178,256	$ 13,905,185	616,240	$ 22.23	1,241	$24.01	$ 9,359,173	893,877
Partner Emerging Markets Equity	$ 4,404,955	$ 100	$ 4,405,055	$ —	$ 4,405,055	$ 4,385,207	$ 19,848	$ 4,405,055	310,482	$ 14.12	—	$14.33	$ 3,546,297	305,072
Partner Growth Stock	$ 17,323,979	$ 12,930	$ 17,336,909	$ —	$ 17,336,909	$ 17,211,909	$ 125,000	$ 17,336,909	543,065	$ 31.59	1,865	$29.63	$ 10,317,297	728,220
Partner Healthcare	$ 9,911,666	$ 606	$ 9,912,272	$ —	$ 9,912,272	$ 9,897,084	$ 15,188	$ 9,912,272	450,308	$ 21.97	83	$22.30	$ 9,574,642	554,250
Partner Worldwide Allocation	$ 72,076,350	$ 86,366	$ 72,162,716	$ —	$ 72,162,716	$ 71,111,373	$1,051,343	$ 72,162,716	5,958,415	$ 11.92	5,910	$12.10	$ 53,053,244	6,538,961
Real Estate Securities	$ 14,539,276	$ 9,372	$ 14,548,648	$ —	$ 14,548,648	$ 14,194,113	$ 354,535	$ 14,548,648	362,668	$ 39.11	486	$21.82	$ 10,355,579	600,720
Small Cap Index	$ 17,376,031	$ 7,876	$ 17,383,907	$ —	$ 17,383,907	$ 17,167,110	$ 216,797	$ 17,383,907	484,411	$ 35.40	735	$27.64	$ 14,164,229	905,186
Small Cap Stock	$ 27,055,501	$ 7,382	$ 27,062,883	$ —	$ 27,062,883	$ 26,740,555	$ 322,328	$ 27,062,883	901,739	$ 29.64	420	$23.07	$ 20,221,089	1,287,886
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT B
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2017
Subaccount	Investment Income	Expenses	Net investment income (loss)	Realized and unrealized gain (loss) on investments			Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
	Dividends	Mortality & expense risk charges		Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments
Aggressive Allocation	$ 654,885	$ (981,057)	$ (326,172)	$ 1,904,363	$ 431,881	$14,359,743	$16,695,987	$16,369,815
Balanced Income Plus	$ 323,991	$ (154,053)	$ 169,938	$ 15,059	$ —	$ 1,206,777	$ 1,221,836	$ 1,391,774
Diversified Income Plus	$ 947,359	$ (345,740)	$ 601,619	$ 258,336	$ —	$ 1,595,619	$ 1,853,955	$ 2,455,574
Government Bond	$ 170,006	$ (92,865)	$ 77,141	$ 21,156	$ —	$ 55,957	$ 77,113	$ 154,254
Growth and Income Plus	$ 108,867	$ (62,244)	$ 46,623	$ 93,691	$ —	$ 538,203	$ 631,894	$ 678,517
High Yield	$5,959,088	$(1,199,086)	$ 4,760,002	$ (2,506,335)	$ —	$ 4,440,370	$ 1,934,035	$ 6,694,037
Income	$2,841,133	$ (937,907)	$ 1,903,226	$ 346,356	$ 194,134	$ 1,843,979	$ 2,384,469	$ 4,287,695
Large Cap Growth	$1,249,468	$(3,687,220)	$(2,437,752)	$13,498,969	$ 97,333	$69,569,029	$83,165,331	$80,727,579
Large Cap Index	$ 417,639	$ (340,556)	$ 77,083	$ 1,075,361	$ 193,866	$ 4,336,111	$ 5,605,338	$ 5,682,421
Large Cap Stock	$ 249,697	$ (216,382)	$ 33,315	$ 653,028	$ 121,653	$ 2,739,833	$ 3,514,514	$ 3,547,829
Large Cap Value	$ 563,502	$ (448,983)	$ 114,519	$ 1,719,498	$ 1,137,044	$ 3,262,275	$ 6,118,817	$ 6,233,336
Limited Maturity Bond	$ 322,422	$ (179,512)	$ 142,910	$ 2,500	$ —	$ 101,727	$ 104,227	$ 247,137
Low Volatility Equity	$ 3,396	$ (2,050)	$ 1,346	$ 66	$ 2,191	$ 23,993	$ 26,250	$ 27,596
Mid Cap Index	$ 155,083	$ (191,452)	$ (36,369)	$ 321,232	$ 556,170	$ 1,584,063	$ 2,461,465	$ 2,425,096
Mid Cap Stock	$ 743,260	$(2,329,523)	$(1,586,263)	$ 3,563,857	$16,753,292	$16,156,266	$36,473,415	$34,887,152
Moderate Allocation	$6,409,518	$(4,353,901)	$ 2,055,617	$ 5,283,241	$ 2,206,130	$34,369,282	$41,858,653	$43,914,270
Moderately Aggressive Allocation	$3,676,046	$(3,326,861)	$ 349,185	$ 5,365,394	$ 2,145,545	$35,769,434	$43,280,373	$43,629,558
Moderately Conservative Allocation	$2,653,961	$(1,620,475)	$ 1,033,486	$ 1,916,890	$ 1,371,520	$ 7,474,803	$10,763,213	$11,796,699
Money Market	$ 59,162	$ (132,458)	$ (73,296)	$ —	$ —	$ —	$ —	$ (73,296)
Multidimensional Income	$ 13,530	$ (1,933)	$ 11,597	$ 164	$ 146	$ (5,246)	$ (4,936)	$ 6,661
Opportunity Income Plus	$ 155,508	$ (50,378)	$ 105,130	$ 6,310	$ —	$ 41,210	$ 47,520	$ 152,650
Partner All Cap	$ 65,298	$ (147,739)	$ (82,441)	$ 460,340	$ —	$ 1,943,257	$ 2,403,597	$ 2,321,156
Partner Emerging Markets Equity	$ 25,783	$ (42,210)	$ (16,427)	$ 96,932	$ —	$ 776,468	$ 873,400	$ 856,973
Partner Growth Stock	$ 13,082	$ (167,144)	$ (154,062)	$ 474,377	$ 161,896	$ 3,618,244	$ 4,254,517	$ 4,100,455
Partner Healthcare	$ 25,926	$ (107,467)	$ (81,541)	$ (31,437)	$ —	$ 1,687,547	$ 1,656,110	$ 1,574,569
Partner Worldwide Allocation	$1,426,669	$ (744,827)	$ 681,842	$ 1,065,588	$ —	$11,805,565	$12,871,153	$13,552,995
Real Estate Securities	$ 239,894	$ (162,164)	$ 77,730	$ 569,121	$ 17,352	$ 22,853	$ 609,326	$ 687,056
Small Cap Index	$ 138,398	$ (178,604)	$ (40,206)	$ 278,069	$ 935,211	$ 719,231	$ 1,932,511	$ 1,892,305
Small Cap Stock	$ 85,874	$ (271,562)	$ (185,688)	$ 452,042	$ 1,450,865	$ 2,826,621	$ 4,729,528	$ 4,543,840
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2017
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Aggressive Allocation	$ (326,172)	$ 2,336,244	$14,359,743	$16,369,815	$ 3,106,668	$ (5,271,534)	$ (5,009)	$ 1,126	$ (2,884,151)	$ (5,052,900)	$11,316,915	$ 83,543,370	$ 94,860,285
Balanced Income Plus	$ 169,938	$ 15,059	$ 1,206,777	$ 1,391,774	$ 683,541	$ (725,664)	$ (335)	$ 4,008	$ 85,867	$ 47,417	$ 1,439,191	$ 13,310,854	$ 14,750,045
Diversified Income Plus	$ 601,619	$ 258,336	$ 1,595,619	$ 2,455,574	$ 937,179	$ (2,390,509)	$ (592)	$ 8,323	$ 1,508,406	$ 62,807	$ 2,518,381	$ 30,066,675	$ 32,585,056
Government Bond	$ 77,141	$ 21,156	$ 55,957	$ 154,254	$ 113,821	$ (645,542)	$ (272)	$ 3,667	$ (285,000)	$ (813,326)	$ (659,072)	$ 8,779,944	$ 8,120,872
Growth and Income Plus	$ 46,623	$ 93,691	$ 538,203	$ 678,517	$ 189,733	$ (284,038)	$ (91)	$ 121	$ (597,408)	$ (691,683)	$ (13,166)	$ 5,507,442	$ 5,494,276
High Yield	$ 4,760,002	$ (2,506,335)	$ 4,440,370	$ 6,694,037	$ 1,895,437	$ (8,022,644)	$ (7,945)	$100,005	$ (3,406,278)	$ (9,441,425)	$ (2,747,388)	$110,225,336	$107,477,948
Income	$ 1,903,226	$ 540,490	$ 1,843,979	$ 4,287,695	$ 1,851,007	$ (6,976,745)	$ (5,799)	$ 71,156	$ (2,452,361)	$ (7,512,742)	$ (3,225,047)	$ 87,019,656	$ 83,794,609
Large Cap Growth	$(2,437,752)	$13,596,302	$69,569,029	$80,727,579	$ 6,168,756	$(23,550,506)	$(29,700)	$333,373	$(14,684,698)	$(31,762,775)	$48,964,804	$305,643,494	$354,608,298
Large Cap Index	$ 77,083	$ 1,269,227	$ 4,336,111	$ 5,682,421	$ 1,177,835	$ (1,593,332)	$ (705)	$ 3,005	$ 799,468	$ 386,271	$ 6,068,692	$ 27,316,123	$ 33,384,815
Large Cap Stock	$ 33,315	$ 774,681	$ 2,739,833	$ 3,547,829	$ 482,750	$ (1,371,102)	$ (647)	$ (4,717)	$ (524,341)	$ (1,418,057)	$ 2,129,772	$ 18,521,962	$ 20,651,734
Large Cap Value	$ 114,519	$ 2,856,542	$ 3,262,275	$ 6,233,336	$ 855,466	$ (2,898,619)	$ (1,489)	$ 9,239	$ (1,233,651)	$ (3,269,054)	$ 2,964,282	$ 39,803,260	$ 42,767,542
Limited Maturity Bond	$ 142,910	$ 2,500	$ 101,727	$ 247,137	$ 502,312	$ (1,513,220)	$ (774)	$ (392)	$ (1,645,389)	$ (2,657,463)	$ (2,410,326)	$ 17,607,596	$ 15,197,270
Low Volatility Equity	$ 1,346	$ 2,257	$ 23,993	$ 27,596	$ 44,108	$ (1,380)	$ —	$ —	$ 452,826	$ 495,554	$ 523,150	$ —	$ 523,150
Mid Cap Index	$ (36,369)	$ 877,402	$ 1,584,063	$ 2,425,096	$ 419,078	$ (902,244)	$ (469)	$ 2,260	$ 1,366,791	$ 885,416	$ 3,310,512	$ 15,565,455	$ 18,875,967
Mid Cap Stock	$(1,586,263)	$20,317,149	$16,156,266	$34,887,152	$ 4,148,012	$(12,374,917)	$(18,856)	$ 89,232	$ (7,334,488)	$(15,491,017)	$19,396,135	$205,699,966	$225,096,101
Moderate Allocation	$ 2,055,617	$ 7,489,371	$34,369,282	$43,914,270	$10,896,663	$(26,357,647)	$(10,190)	$ 60,915	$ (5,391,804)	$(20,802,063)	$23,112,207	$384,706,165	$407,818,372
Moderately Aggressive Allocation	$ 349,185	$ 7,510,939	$35,769,434	$43,629,558	$ 8,360,998	$(16,166,025)	$(10,954)	$ 20,533	$(10,079,690)	$(17,875,138)	$25,754,420	$289,104,951	$314,859,371
Moderately Conservative Allocation	$ 1,033,486	$ 3,288,410	$ 7,474,803	$11,796,699	$ 2,979,218	$(12,258,486)	$ (4,219)	$ 33,230	$ (687,522)	$ (9,937,779)	$ 1,858,920	$146,377,947	$148,236,867
Money Market	$ (73,296)	$ —	$ —	$ (73,296)	$ 1,344,987	$ (1,563,816)	$ (1,799)	$ (1,342)	$ (1,755,644)	$ (1,977,614)	$ (2,050,910)	$ 12,764,612	$ 10,713,702
Multidimensional Income	$ 11,597	$ 310	$ (5,246)	$ 6,661	$ 421,860	$ (2,073)	$ —	$ —	$ 97,868	$ 517,655	$ 524,316	$ —	$ 524,316
Opportunity Income Plus	$ 105,130	$ 6,310	$ 41,210	$ 152,650	$ 158,042	$ (509,614)	$ (72)	$ 800	$ 806,263	$ 455,419	$ 608,069	$ 4,188,730	$ 4,796,799
Partner All Cap	$ (82,441)	$ 460,340	$ 1,943,257	$ 2,321,156	$ 250,510	$ (896,994)	$ (616)	$ (1,549)	$ (450,026)	$ (1,098,675)	$ 1,222,481	$ 12,682,704	$ 13,905,185
Partner Emerging Markets Equity	$ (16,427)	$ 96,932	$ 776,468	$ 856,973	$ 161,426	$ (323,268)	$ (70)	$ 57	$ 595,154	$ 433,299	$ 1,290,272	$ 3,114,783	$ 4,405,055
Partner Growth Stock	$ (154,062)	$ 636,273	$ 3,618,244	$ 4,100,455	$ 238,804	$ (956,755)	$ (607)	$ 967	$ 1,145,349	$ 427,758	$ 4,528,213	$ 12,808,696	$ 17,336,909
Partner Healthcare	$ (81,541)	$ (31,437)	$ 1,687,547	$ 1,574,569	$ 364,243	$ (593,059)	$ (180)	$ (975)	$ (360,065)	$ (590,036)	$ 984,533	$ 8,927,739	$ 9,912,272
Partner Worldwide Allocation	$ 681,842	$ 1,065,588	$11,805,565	$13,552,995	$ 2,028,354	$ (4,026,062)	$ (5,332)	$ 22,262	$ (1,019,608)	$ (3,000,386)	$10,552,609	$ 61,610,107	$ 72,162,716
Real Estate Securities	$ 77,730	$ 586,473	$ 22,853	$ 687,056	$ 290,026	$ (891,279)	$ (427)	$ (173)	$ (504,176)	$ (1,106,029)	$ (418,973)	$ 14,967,621	$ 14,548,648
Small Cap Index	$ (40,206)	$ 1,213,280	$ 719,231	$ 1,892,305	$ 489,221	$ (888,649)	$ (391)	$ 3,541	$ 1,031,681	$ 635,403	$ 2,527,708	$ 14,856,199	$ 17,383,907
Small Cap Stock	$ (185,688)	$ 1,902,907	$ 2,826,621	$ 4,543,840	$ 482,135	$ (1,559,250)	$ (893)	$ 3,305	$ 557,674	$ (517,029)	$ 4,026,811	$ 23,036,072	$ 27,062,883
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2016
Subaccount	Increase (decrease) in net assets from operations			Net Change in Net Assets from Operations	Increase (decrease) in net assets from contract related transactions					Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Year	Net Assets End of Year
	Net investment income (loss)	Net realized gain (loss) on investments and capital gain distributions	Change in net unrealized appreciation (depreciation) on investments		Proceeds from units issued	Transfers for contract benefits and terminations	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts
Aggressive Allocation	$ (96,902)	$ 5,460,671	$ 1,655,838	$ 7,019,607	$2,432,126	$ (3,934,199)	$ (5,628)	$ 684	$ (4,672,237)	$ (6,179,254)	$ 840,353	$ 82,703,017	$ 83,543,370
Balanced Income Plus	$ 169,784	$ 333,814	$ 190,908	$ 694,506	$ 629,198	$ (1,239,703)	$ (388)	$ 2,267	$ 729,138	$ 120,512	$ 815,018	$ 12,495,836	$ 13,310,854
Diversified Income Plus	$ 683,177	$ 314,698	$ 694,864	$ 1,692,739	$ 757,441	$ (2,072,418)	$ (519)	$ 11,745	$ (314,561)	$ (1,618,312)	$ 74,427	$ 29,992,248	$ 30,066,675
Government Bond	$ 52,099	$ 76,235	$ (97,205)	$ 31,129	$ 220,826	$ (1,099,475)	$ (314)	$ 2,654	$ 769,053	$ (107,256)	$ (76,127)	$ 8,856,071	$ 8,779,944
Growth and Income Plus	$ 64,531	$ 94,448	$ 137,401	$ 296,380	$ 108,521	$ (357,983)	$ (120)	$ 703	$ (466,882)	$ (715,761)	$ (419,381)	$ 5,926,823	$ 5,507,442
High Yield	$ 5,052,702	$ (4,194,658)	$ 11,143,353	$12,001,397	$2,145,093	$ (7,846,060)	$ (9,372)	$109,480	$ (6,030,091)	$(11,630,950)	$ 370,447	$109,854,889	$110,225,336
Income	$ 2,152,014	$ 389,879	$ 1,995,890	$ 4,537,783	$1,877,712	$ (8,103,048)	$ (7,039)	$ 87,357	$ (4,814,369)	$(10,959,387)	$ (6,421,604)	$ 93,441,260	$ 87,019,656
Large Cap Growth	$(1,814,366)	$37,139,765	$(44,770,882)	$ (9,445,483)	$6,299,491	$(21,317,479)	$(34,613)	$179,164	$(18,331,028)	$(33,204,465)	$(42,649,948)	$348,293,442	$305,643,494
Large Cap Index	$ 176,969	$ 626,135	$ 1,617,004	$ 2,420,108	$1,196,861	$ (1,363,523)	$ (750)	$ 2,081	$ 3,291,310	$ 3,125,979	$ 5,546,087	$ 21,770,036	$ 27,316,123
Large Cap Stock	$ 31,160	$ 465,299	$ 225,834	$ 722,293	$ 451,402	$ (1,299,369)	$ (790)	$ 3,325	$ (1,443,361)	$ (2,288,793)	$ (1,566,500)	$ 20,088,462	$ 18,521,962
Large Cap Value	$ 101,795	$ 3,387,413	$ 2,136,081	$ 5,625,289	$1,032,047	$ (2,410,419)	$ (1,815)	$ 24,143	$ (1,165,245)	$ (2,521,289)	$ 3,104,000	$ 36,699,260	$ 39,803,260
Limited Maturity Bond	$ 146,885	$ (19,245)	$ 167,302	$ 294,942	$1,080,925	$ (1,315,056)	$ (960)	$ 11,959	$ (485,535)	$ (708,667)	$ (413,725)	$ 18,021,321	$ 17,607,596
Mid Cap Index	$ (28,419)	$ 858,382	$ 1,568,412	$ 2,398,375	$ 685,324	$ (677,218)	$ (461)	$ 4,793	$ 1,122,199	$ 1,134,637	$ 3,533,012	$ 12,032,443	$ 15,565,455
Mid Cap Stock	$(1,299,131)	$20,265,351	$ 26,309,964	$45,276,184	$3,256,623	$(10,611,871)	$(21,025)	$112,201	$ (9,221,002)	$(16,485,074)	$ 28,791,110	$176,908,856	$205,699,966
Moderate Allocation	$ 2,279,282	$13,987,013	$ 12,049,265	$28,315,560	$8,796,335	$(28,660,740)	$(11,412)	$ 60,494	$(12,639,284)	$(32,454,607)	$ (4,139,047)	$388,845,212	$384,706,165
Moderately Aggressive Allocation	$ 945,946	$14,952,560	$ 8,711,573	$24,610,079	$8,640,909	$(13,878,739)	$(12,379)	$ 20,328	$(16,079,389)	$(21,309,270)	$ 3,300,809	$285,804,142	$289,104,951
Moderately Conservative Allocation	$ 872,817	$ 3,046,209	$ 4,685,939	$ 8,604,965	$3,014,412	$(11,119,740)	$ (4,256)	$ 22,604	$ (3,041,506)	$(11,128,486)	$ (2,523,521)	$148,901,468	$146,377,947
Money Market	$ (144,952)	$ —	$ —	$ (144,952)	$2,613,448	$ (2,007,093)	$ (2,229)	$ 7,434	$ (1,355,317)	$ (743,757)	$ (888,709)	$ 13,653,321	$ 12,764,612
Opportunity Income Plus	$ 88,591	$ (5,119)	$ 102,074	$ 185,546	$ 125,699	$ (279,759)	$ (100)	$ 831	$ 873,555	$ 720,226	$ 905,772	$ 3,282,958	$ 4,188,730
Partner All Cap	$ (103,054)	$ 822,077	$ (163,889)	$ 555,134	$ 326,581	$ (654,214)	$ (758)	$ 3,105	$ (531,639)	$ (856,925)	$ (301,791)	$ 12,984,495	$ 12,682,704
Partner Emerging Markets Equity	$ (3,014)	$ 6,700	$ 273,045	$ 276,731	$ 123,075	$ (210,641)	$ (88)	$ 28	$ 33,014	$ (54,612)	$ 222,119	$ 2,892,664	$ 3,114,783
Partner Growth Stock	$ (141,847)	$ 1,133,063	$ (975,233)	$ 15,983	$ 380,229	$ (862,947)	$ (665)	$ 3,604	$ (558,616)	$ (1,038,395)	$ (1,022,412)	$ 13,831,108	$ 12,808,696
Partner Healthcare	$ 326,668	$ 359,185	$ (2,571,259)	$ (1,885,406)	$ 402,294	$ (478,334)	$ (147)	$ 304	$ (817,334)	$ (893,217)	$ (2,778,623)	$ 11,706,362	$ 8,927,739
Partner Worldwide Allocation	$ 711,431	$ 776,718	$ (132,613)	$ 1,355,536	$2,060,154	$ (4,083,444)	$ (6,463)	$ 22,108	$ (4,060,605)	$ (6,068,250)	$ (4,712,714)	$ 66,322,821	$ 61,610,107
Real Estate Securities	$ 57,836	$ 575,280	$ 284,668	$ 917,784	$ 319,951	$ (825,252)	$ (605)	$ 5,360	$ (228,814)	$ (729,360)	$ 188,424	$ 14,779,197	$ 14,967,621
Small Cap Index	$ (12,532)	$ 922,203	$ 1,920,998	$ 2,830,669	$ 506,593	$ (645,304)	$ (433)	$ 2,453	$ 1,089,567	$ 952,876	$ 3,783,545	$ 11,072,654	$ 14,856,199
Small Cap Stock	$ (157,560)	$ 1,104,032	$ 3,671,588	$ 4,618,060	$ 410,378	$ (1,258,515)	$ (1,045)	$ 4,938	$ (1,318,115)	$ (2,162,359)	$ 2,455,701	$ 20,580,371	$ 23,036,072
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2017
(1) ORGANIZATION
The Thrivent Variable Annuity Account B (the Variable Account), is registered as a unit investment trust under the Investment Companies Act of 1940, and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account contains 29 subaccounts each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as provided below. For each subaccount, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2017, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.
Subaccount	Series
Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Balanced Income Plus (m)	Thrivent Series Fund, Inc. — Balanced Income Plus Portfolio
Diversified Income Plus	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Government Bond (a)	Thrivent Series Fund, Inc. — Government Bond Portfolio
Growth and Income Plus (l)	Thrivent Series Fund, Inc. — Growth and Income Plus Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Income	Thrivent Series Fund, Inc. — Income Portfolio
Large Cap Growth (h)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
Large Cap Stock (g, i, j, k)	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Low Volatility Equity (b)	Thrivent Series Fund, Inc. — Low Volatility Equity Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Mid Cap Stock (e, f)	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Aggressive Allocation	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio
Multidimensional Income (b)	Thrivent Series Fund, Inc. — Multidimensional Income Portfolio
Opportunity Income Plus (n)	Thrivent Series Fund, Inc. — Opportunity Income Plus Portfolio
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Partner Emerging Markets Equity	Thrivent Series Fund, Inc. — Partner Emerging Markets Equity Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Partner Healthcare	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Partner Worldwide Allocation	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio
Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Small Cap Stock (c, d)	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio

(a)	Formerly known as Bond Index, name change effective August 28, 2017.
(b)	Statement of operations and of changes in net assets for the period April 28, 2017 (commencement of operations) to December 31, 2017.

THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
(1) ORGANIZATION - continued
(c)	Partner Small Cap Growth merged into the Small Cap Stock Portfolio as of August 21, 2015.
(d)	Partner Small Cap Value merged into the Small Cap Stock Portfolio as of August 21, 2015.
(e)	Mid Cap Growth merged into the Mid Cap Stock Portfolio as of August 21, 2015.
(f)	Partner Mid Cap Value merged into the Mid Cap Stock Portfolio as of August 21, 2015.
(g)	Natural Resources merged into the Large Cap Stock Portfolio as of August 21, 2015.
(h)	Partner Technology merged into the Large Cap Growth Portfolio as of August 21, 2015.
(i)	Partner All Cap Value Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013..
(j)	Partner All Cap Growth Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013..
(k)	Partner Socially Responsible Stock Portfolio merged into the Large Cap Stock Portfolio as of August 16, 2013..
(l)	Formerly known as Equity Income Plus, name change effective August 16, 2013.
(m)	Formerly known as Balanced, name change effective August 16, 2013.
(n)	Formerly known as Mortgage Securities, name change effective August 16, 2013.
The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies. The Funds are managed by Thrivent Investment Management, Inc. which is an affiliate of Thrivent Financial.
The Variable Account is used to fund only flexible premium deferred variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the life insurance operations of Thrivent Financial.
A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.
(2) SIGNIFICANT ACCOUNTING POLICIES
The Variable Account applies the accounting and reporting guidance for investment companies as outlined in Accounting Standards Codification (ASC) 946.
Valuation of Investments
The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the subaccount on the ex-dividend date. Series Fund shares owned represent the number of shares of the Fund owned by the subaccount.
Federal Income Taxes
Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.

THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
(2) SIGNIFICANT ACCOUNTING POLICIES - continued
THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
Annuity Reserves
Annuity reserves, represented as reserves for contracts in annuity payout period in the statement of assets and liabilities, are computed for currently payable contracts according to the 1983 Table A mortality table, the 2000 IAM mortality table and the 2012 IAR mortality table. The reserve rate is the maximum Single Premium Immediate Annuity (SPIA) valuation interest rate. Changes to annuity reserves are based on actual mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reflected as a payable to Thrivent Financial on the statement of assets and liabilities. If additional reserves are required, a receivable from Thrivent Financial is reflected on the statement of assets and liabilities.
Death Claims
Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits.
Estimates
The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Fair Value of Financial Instruments
In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments must be classified into one of three categories based on that evaluation:
Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.
The fair values for the subaccount's investments are based on the quoted daily net asset values of the Funds in which the subaccounts are invested. These investments have been categorized as Level 2 assets.
Subsequent Events
Management has evaluated Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account's financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
(3) EXPENSE CHARGES
Proceeds received by the Variable Account for units issued represent gross contract premiums received by Thrivent Financial. No charge for sales distribution expense is deducted from premiums received.
A surrender charge is deducted by Thrivent Financial if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first contract year, and decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract's accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.
An annual administrative charge of $30 is deducted on each contract anniversary from the accumulated value of the contract to compensate Thrivent Financial for administrative expenses relating to the contract and the Variable Account. This charge is deducted by redeeming units of the subaccounts of the Variable Account. No such charge is deducted from contracts for which total premiums paid, less surrenders, equals or exceeds $5,000. No administrative charge is payable during the annuity payment period.
A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent for mortality and expense risks assumed in connection with the contract. The charge is based on the average daily net assets of the Variable Account and is equal to annual rate of 1.10% during accumulation period of the contract and 0.95% while the contract is pending payout due to a death claim.
Additionally, during the year ended December 31, 2017, management fees were paid indirectly to Thrivent Financial in its capacity as advisor to the Fund. Additional details of these net asset based charges paid by the Funds can be found in the Fund's annual report.
(4) UNIT ACTIVITY
Transactions (including transfers among subaccounts) for accumulation and death claim units were as follows:
	Units Outstanding at January 1, 2016	Units Issued	Units Redeemed	Units Outstanding at December 31, 2016	Units Issued	Units Redeemed	Units Outstanding at December 31, 2017
Aggressive Allocation	4,678,778	286,028	(624,540)	4,340,266	251,344	(490,416)	4,101,194
Balanced Income Plus	654,479	134,371	(128,336)	660,514	67,745	(63,821)	664,438
Diversified Income Plus	1,345,408	160,185	(228,329)	1,277,264	157,924	(154,078)	1,281,110
Government Bond	553,209	139,602	(145,028)	547,783	72,466	(122,424)	497,825
Growth and Income Plus	493,116	21,212	(80,026)	434,302	35,193	(84,888)	384,607
High Yield	2,233,446	192,169	(412,082)	2,013,533	159,086	(321,739)	1,850,880
Income	2,066,101	249,928	(476,736)	1,839,293	222,748	(357,840)	1,704,201
Large Cap Growth	3,451,623	325,881	(670,935)	3,106,569	288,648	(558,932)	2,836,285
Large Cap Index	1,035,345	286,613	(141,724)	1,180,234	197,677	(174,755)	1,203,156
Large Cap Stock	1,233,053	81,621	(223,812)	1,090,862	82,827	(153,105)	1,020,584
Large Cap Value	1,968,188	137,731	(266,660)	1,839,259	104,390	(242,392)	1,701,257
Limited Maturity Bond	1,355,395	217,175	(266,393)	1,306,177	145,707	(339,218)	1,112,666
Low Volatility Equity	—	—	—	—	48,014	(150)	47,864
Mid Cap Index	461,875	105,452	(64,171)	503,156	89,737	(59,959)	532,934
Mid Cap Stock	6,807,043	264,681	(851,399)	6,220,325	245,679	(676,862)	5,789,142
Moderate Allocation	23,608,543	1,445,261	(3,364,572)	21,689,232	1,353,415	(2,452,160)	20,590,487
Moderately Aggressive Allocation	16,706,244	857,720	(2,062,638)	15,501,326	814,421	(1,695,595)	14,620,152

THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
(4) UNIT ACTIVITY - continued
	Units Outstanding at January 1, 2016	Units Issued	Units Redeemed	Units Outstanding at December 31, 2016	Units Issued	Units Redeemed	Units Outstanding at December 31, 2017
Moderately Conservative Allocation	9,814,228	760,139	(1,473,602)	9,100,765	684,674	(1,275,144)	8,510,295
Money Market	7,140,417	4,340,778	(4,716,845)	6,764,350	3,063,263	(4,096,149)	5,731,464
Multidimensional Income	—	—	—	—	53,394	(2,360)	51,034
Opportunity Income Plus	228,147	105,001	(54,764)	278,384	109,170	(77,941)	309,613
Partner All Cap	714,697	36,777	(83,514)	667,960	33,451	(83,930)	617,481
Partner Emerging Markets Equity	282,846	61,382	(68,032)	276,196	101,259	(66,973)	310,482
Partner Growth Stock	573,992	66,486	(109,811)	530,667	78,364	(64,101)	544,930
Partner Healthcare	521,502	70,823	(113,562)	478,763	53,499	(81,871)	450,391
Partner Worldwide Allocation	6,847,610	395,040	(1,014,077)	6,228,573	407,330	(671,578)	5,964,325
Real Estate Securities	408,392	49,260	(67,655)	389,997	38,151	(64,994)	363,154
Small Cap Index	430,031	91,185	(57,510)	463,706	93,902	(72,462)	485,146
Small Cap Stock	1,022,547	63,642	(167,119)	919,070	83,874	(100,785)	902,159
(5) PURCHASES AND SALES OF INVESTMENTS
The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2017 were as follows:
Subaccount	Purchases	Sales
Aggressive Allocation	$ 3,964,233	$ 8,912,549
Balanced Income Plus	1,481,337	1,267,991
Diversified Income Plus	3,649,663	2,993,561
Government Bond	1,018,011	1,757,865
Growth and Income Plus	518,100	1,163,281
High Yield	7,760,441	12,541,868
Income	5,919,339	11,405,876
Large Cap Growth	5,110,623	39,547,190
Large Cap Index	4,318,601	3,664,385
Large Cap Stock	1,264,813	2,523,186
Large Cap Value	2,937,015	4,963,748
Limited Maturity Bond	1,654,398	4,168,559
Low Volatility Equity	501,018	1,926
Mid Cap Index	2,935,914	1,532,958
Mid Cap Stock	19,676,799	20,090,018
Moderate Allocation	16,948,357	33,549,587
Moderately Aggressive Allocation	11,850,372	27,251,314
Moderately Conservative Allocation	9,735,333	17,301,337
Money Market	4,776,621	6,826,189
Multidimensional Income	555,129	25,731
Opportunity Income Plus	1,533,882	974,134
Partner All Cap	513,837	1,693,405
Partner Emerging Markets Equity	1,212,550	795,735
Partner Growth Stock	1,886,724	1,452,100

THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
(5) PURCHASES AND SALES OF INVESTMENTS - continued
Subaccount	Purchases	Sales
Partner Healthcare	779,894	1,450,494
Partner Worldwide Allocation	3,086,297	5,427,102
Real Estate Securities	1,172,289	2,183,064
Small Cap Index	3,475,312	1,948,444
Small Cap Stock	3,006,246	2,261,406
(6) FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2017, except as indicated in Note 1, follows:
Subaccount	2017	2016	2015	2014	2013
Aggressive Allocation
Units (a)	4,109,292	4,349,412	4,689,039	4,906,772	4,900,554
Unit value	$ 23.09	$ 19.21	$ 17.64	$ 17.91	$ 17.08
Deathclaim units	11	328	606	11	—
Deathclaim unit value	$ 21.89	$ 18.19	$ 16.67	$ 16.91	$ 16.10
Net assets	$94,860,285	$83,543,370	$82,703,017	$87,894,571	$83,839,593
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	0.73%	0.98%	1.04%	0.44%	1.26%
Total return (d)	20.19 - 20.37%	8.91 - 9.07%	(1.54) - (1.39)%	4.86 - 5.02%	25.66 - 25.85%
Balanced Income Plus
Units (a)	679,257	678,003	673,559	693,580	629,125
Unit value	$ 21.66	$ 19.61	$ 18.52	$ 18.75	$ 17.87
Deathclaim units	918	—	509	—	4,357
Deathclaim unit value	$ 19.27	$ 17.42	$ 16.42	$ 16.60	$ 15.80
Net assets	$14,750,045	$13,310,854	$12,495,836	$13,017,262	$11,719,001
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	2.31%	2.46%	2.15%	1.59%	1.78%
Total return (d)	10.45 - 10.62%	5.89 - 6.05%	(1.24) - (1.09)%	4.91 - 5.07%	16.66 - 16.83%
Diversified Income Plus
Units (a)	1,297,556	1,290,944	1,372,167	1,435,984	1,390,841
Unit value	$ 25.01	$ 23.12	$ 21.83	$ 22.06	$ 21.39
Deathclaim units	5,234	10,606	964	609	8,686
Deathclaim unit value	$ 19.27	$ 17.79	$ 16.77	$ 16.92	$ 16.38
Net assets	$32,585,056	$30,066,675	$29,992,248	$31,698,769	$30,576,220
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	3.01%	3.41%	3.28%	2.96%	2.45%
Total return (d)	8.15 - 8.31%	5.91 - 6.07%	(1.02) - (0.87)%	3.13 - 3.29%	9.96 - 10.12%

THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2017	2016	2015	2014	2013
Government Bond
Units (a)	505,176	557,059	563,952	617,711	679,074
Unit value	$ 16.04	$ 15.75	$ 15.69	$ 15.74	$ 14.94
Deathclaim units	632	127	474	44	—
Deathclaim unit value	$ 14.41	$ 14.13	$ 14.06	$ 14.08	$ 13.34
Net assets	$ 8,120,872	$ 8,779,944	$ 8,856,071	$ 9,720,393	$ 10,386,186
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	2.01%	1.68%	1.78%	2.22%	1.94%
Total return (d)	1.84 - 1.99%	0.38 - 0.53%	(0.31) - (0.16)%	5.36 - 5.52%	(3.53) - (3.39)%
Growth and Income Plus
Units (a)	387,841	438,401	497,635	536,168	561,597
Unit value	$ 14.16	$ 12.56	$ 11.91	$ 12.14	$ 12.01
Deathclaim units	—	—	—	—	465
Deathclaim unit value	$ 14.37	$ 12.72	$ 12.05	$ 12.26	$ 12.11
Net assets	$ 5,494,276	$ 5,507,442	$ 5,926,823	$ 6,508,853	$ 6,791,546
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	1.92%	2.25%	2.17%	2.57%	1.94%
Total return (d)	12.76 - 12.93%	5.46 - 5.62%	(1.90) - (1.75)%	1.09 - 1.24%	19.91 - 20.09%
High Yield
Units (a)	1,902,409	2,077,788	2,313,337	2,542,279	2,663,005
Unit value	$ 56.71	$ 53.35	$ 47.83	$ 49.70	$ 49.28
Deathclaim units	15,697	13,614	11,271	6,096	5,271
Deathclaim unit value	$ 20.86	$ 19.59	$ 17.54	$ 18.20	$ 18.02
Net assets	$107,477,948	$110,225,336	$109,854,889	$125,184,993	$135,986,972
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	5.46%	5.69%	5.74%	5.89%	6.29%
Total return (d)	6.30 - 6.45%	11.53 - 11.70%	(3.76) - (3.61)%	0.85 - 1.00%	5.74 - 5.90%
Income
Units (a)	1,730,955	1,903,523	2,147,085	2,374,364	2,532,432
Unit value	$ 48.44	$ 46.08	$ 43.92	$ 44.71	$ 42.37
Deathclaim units	33,306	9,577	7,817	2,627	13,990
Deathclaim unit value	$ 16.65	$ 15.81	$ 15.05	$ 15.29	$ 14.47
Net assets	$ 83,794,609	$ 87,019,656	$ 93,441,260	$104,930,698	$111,446,233
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	3.33%	3.44%	3.67%	3.76%	3.76%
Total return (d)	5.13 - 5.28%	4.92 - 5.08%	(1.76) - (1.62)%	5.52 - 5.67%	(1.16) - (1.01)%
Large Cap Growth
Units (a)	2,911,687	3,206,617	3,563,697	3,815,160	3,959,140
Unit value	$ 123.29	$ 96.67	$ 99.21	$ 90.79	$ 82.71
Deathclaim units	29,187	20,314	29,846	10,941	33,327
Deathclaim unit value	$ 25.26	$ 19.78	$ 20.27	$ 18.52	$ 16.85
Net assets	$354,608,298	$305,643,494	$348,293,442	$340,393,942	$337,086,809
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	0.37%	0.53%	0.41%	0.62%	0.63%
Total return (d)	27.53 - 27.72%	(2.56) - (2.41)%	9.27 - 9.43%	9.78 - 9.94%	34.65 - 34.85%

THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2017	2016	2015	2014	2013
Large Cap Index
Units (a)	1,212,586	1,193,754	1,049,749	1,015,090	986,397
Unit value	$ 27.44	$ 22.84	$ 20.68	$ 20.67	$ 18.46
Deathclaim units	2,235	81	888	113	—
Deathclaim unit value	$ 24.70	$ 20.53	$ 18.56	$ 18.53	$ 16.51
Net assets	$33,384,815	$27,316,123	$21,770,036	$21,037,816	$18,556,196
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	1.34%	1.85%	1.35%	1.43%	1.62%
Total return (d)	20.14 - 20.32%	10.46 - 10.63%	0.01 - 0.16%	12.01 - 12.18%	30.36 - 30.56%
Large Cap Stock
Units (a)	1,031,617	1,108,952	1,253,330	1,201,736	1,299,457
Unit value	$ 19.95	$ 16.65	$ 15.97	$ 15.66	$ 15.04
Deathclaim units	2,242	1,026	2,085	—	—
Deathclaim unit value	$ 19.39	$ 16.16	$ 15.47	$ 15.15	$ 14.53
Net assets	$20,651,734	$18,521,962	$20,088,462	$18,858,100	$19,936,535
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	1.27%	1.27%	1.12%	0.87%	1.09%
Total return (d)	19.83 - 20.01%	4.27 - 4.43%	1.99 - 2.14%	4.14 - 4.29%	28.18 - 28.38%
Large Cap Value
Units (a)	1,723,195	1,868,876	1,999,647	2,163,028	2,320,685
Unit value	$ 24.73	$ 21.25	$ 18.30	$ 19.18	$ 17.78
Deathclaim units	3,264	756	3,978	418	584
Deathclaim unit value	$ 22.77	$ 19.54	$ 16.80	$ 17.58	$ 16.28
Net assets	$42,767,542	$39,803,260	$36,699,260	$41,523,324	$42,197,313
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	1.38%	1.38%	1.29%	1.24%	1.49%
Total return (d)	16.36 - 16.54%	16.16 - 16.33%	(4.59) - (4.44)%	7.84 - 8.00%	30.38 - 30.58%
Limited Maturity Bond
Units (a)	1,136,853	1,337,798	1,392,405	1,561,894	1,816,453
Unit value	$ 13.34	$ 13.14	$ 12.92	$ 12.97	$ 12.90
Deathclaim units	625	63	1,411	973	—
Deathclaim unit value	$ 12.49	$ 12.29	$ 12.06	$ 12.09	$ 12.00
Net assets	$15,197,270	$17,607,596	$18,021,321	$20,266,595	$24,215,821
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	1.97%	1.94%	1.67%	1.71%	1.51%
Total return (d)	1.49 - 1.65%	1.71 - 1.86%	(0.37) - (0.22)%	0.57 - 0.72%	(0.64) - (0.50)%
Low Volatility Equity
Units (a)	47,864	—	—	—	—
Unit value	$ 10.93	—	—	—	—
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$ 10.94	—	—	—	—
Net assets	$ 523,150	—	—	—	—
Ratio of expenses to net assets (b)	0.95 - 1.10%	— %	— %	— %	— %
Investment income ratio (c)	1.21%	— %	— %	— %	— %
Total return (d)	9.30 - 9.41%	— %	— %	— %	— %

THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2017	2016	2015	2014	2013
Mid Cap Index
Units (a)	537,636	508,988	468,637	460,686	455,604
Unit value	$ 34.98	$ 30.49	$ 25.60	$ 26.55	$ 24.57
Deathclaim units	803	111	—	256	87
Deathclaim unit value	$ 27.84	$ 24.23	$ 20.31	$ 21.04	$ 19.44
Net assets	$ 18,875,967	$ 15,565,455	$ 12,032,443	$ 12,275,378	$ 11,442,363
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	0.89%	0.88%	0.71%	0.76%	0.87%
Total return (d)	14.71 - 14.89%	19.12 - 19.29%	(3.59) - (3.44)%	8.08 - 8.24%	31.47 - 31.67%
Mid Cap Stock
Units (a)	5,868,483	6,318,823	6,917,299	505,274	541,085
Unit value	$ 38.19	$ 32.44	$ 25.48	$ 25.75	$ 23.26
Deathclaim units	13,979	8,050	13,933	2	—
Deathclaim unit value	$ 29.23	$ 24.80	$ 19.45	$ 19.62	$ 17.70
Net assets	$225,096,101	$205,699,966	$176,908,856	$ 13,021,383	$ 12,910,326
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	0.35%	0.38%	0.10%	0.31%	0.37%
Total return (d)	17.70 - 17.87%	27.31 - 27.50%	(1.01) - (0.86)%	10.70 - 10.87%	34.02 - 34.22%
Moderate Allocation
Units (a)	20,802,770	21,913,163	23,866,225	24,695,811	24,966,116
Unit value	$ 19.57	$ 17.52	$ 16.27	$ 16.54	$ 15.79
Deathclaim units	20,080	34,830	29,068	17,708	9,930
Deathclaim unit value	$ 19.06	$ 17.04	$ 15.79	$ 16.03	$ 15.29
Net assets	$407,818,372	$384,706,165	$388,845,212	$408,854,306	$399,808,115
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	1.62%	1.70%	1.49%	1.13%	1.53%
Total return (d)	11.72 - 11.89%	7.70 - 7.86%	(1.65) - (1.50)%	4.72 - 4.88%	13.86 - 14.03%
Moderately Aggressive Allocation
Units (a)	14,695,365	15,618,206	16,832,814	17,626,118	17,660,511
Unit value	$ 21.38	$ 18.51	$ 16.97	$ 17.29	$ 16.49
Deathclaim units	31,767	2,162	4,423	1,689	—
Deathclaim unit value	$ 20.55	$ 17.76	$ 16.27	$ 16.55	$ 15.75
Net assets	$314,859,371	$289,104,951	$285,804,142	$304,812,542	$293,601,060
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	1.21%	1.44%	1.29%	0.86%	1.50%
Total return (d)	15.52 - 15.69%	9.03 - 9.19%	(1.83) - (1.69)%	4.89 - 5.05%	19.97 - 20.15%
Moderately Conservative Allocation
Units (a)	8,557,192	9,164,554	9,895,998	10,559,783	11,032,773
Unit value	$ 17.26	$ 15.93	$ 15.02	$ 15.26	$ 14.65
Deathclaim units	28,281	20,447	15,428	16,275	13,841
Deathclaim unit value	$ 17.00	$ 15.67	$ 14.75	$ 14.96	$ 14.34
Net assets	$148,236,867	$146,377,947	$148,901,468	$161,360,753	$163,871,025
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	1.80%	1.70%	1.75%	1.56%	1.51%
Total return (d)	8.32 - 8.48%	6.06 - 6.22%	(1.55) - (1.40)%	4.17 - 4.32%	7.83 - 7.99%

THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2017	2016	2015	2014	2013
Money Market
Units (a)	5,751,485	6,840,984	7,233,008	7,876,012	9,205,772
Unit value	$ 1.84	$ 1.86	$ 1.88	$ 1.90	$ 1.92
Deathclaim units	44,585	3,819	10,319	12,832	23,018
Deathclaim unit value	$ 1.03	$ 1.03	$ 1.04	$ 1.05	$ 1.06
Net assets	$10,713,702	$12,764,612	$13,653,321	$15,032,620	$18,129,696
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	0.49%	0.00%	0.00%	0.00%	0.00%
Total return (d)	(0.59) - (0.45)%	(1.09) - (0.95)%	(1.10) - (0.94)%	(1.09) - (0.95)%	(1.09) - (0.95)%
Multidimensional Income
Units (a)	51,034	—	—	—	—
Unit value	$ 10.27	—	—	—	—
Deathclaim units	—	—	—	—	—
Deathclaim unit value	$ 10.28	—	—	—	—
Net assets	$ 524,316	—	—	—	—
Ratio of expenses to net assets (b)	0.95 - 1.10%	— %	— %	— %	— %
Investment income ratio (c)	5.11%	— %	— %	— %	— %
Total return (d)	2.74 - 2.84%	— %	— %	— %	— %
Opportunity Income Plus
Units (a)	305,330	282,780	233,165	214,631	191,533
Unit value	$ 15.32	$ 14.81	$ 14.08	$ 14.24	$ 13.91
Deathclaim units	7,765	—	51	683	—
Deathclaim unit value	$ 14.93	$ 14.40	$ 13.67	$ 13.81	$ 13.47
Net assets	$ 4,796,799	$ 4,188,730	$ 3,282,958	$ 3,063,702	$ 2,754,815
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	3.39%	3.38%	3.40%	3.43%	2.51%
Total return (d)	3.48 - 3.64%	5.21 - 5.37%	(1.13) - (0.98)%	2.35 - 2.51%	(2.47) - (2.32)%
Partner All Cap
Units (a)	622,155	675,540	724,018	729,792	775,820
Unit value	$ 22.23	$ 18.69	$ 17.86	$ 17.66	$ 15.91
Deathclaim units	1,241	415	69	161	301
Deathclaim unit value	$ 24.01	$ 20.16	$ 19.24	$ 18.99	$ 17.08
Net assets	$13,905,185	$12,682,704	$12,984,495	$12,941,605	$12,586,632
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	0.49%	0.27%	0.34%	0.60%	0.75%
Total return (d)	18.93 - 19.11%	4.62 - 4.78%	1.14 - 1.29%	11.03 - 11.20%	31.40 - 31.60%
Partner Emerging Markets Equity
Units (a)	311,901	276,948	285,410	319,274	343,968
Unit value	$ 14.12	$ 11.19	$ 10.14	$ 11.86	$ 12.27
Deathclaim units	—	1,491	—	—	—
Deathclaim unit value	$ 14.33	$ 11.33	$ 10.25	$ 11.98	$ 12.38
Net assets	$ 4,405,055	$ 3,114,783	$ 2,892,664	$ 3,784,579	$ 4,260,873
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	0.67%	1.00%	1.20%	0.96%	1.04%
Total return (d)	26.25 - 26.44%	10.37 - 10.53%	(14.54) - (14.41)%	(3.36) - (3.21)%	(8.36) - (8.22)%

THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2017	2016	2015	2014	2013
Partner Growth Stock
Units (a)	546,173	533,755	578,677	567,595	599,508
Unit value	$ 31.59	$ 23.91	$ 23.85	$ 21.79	$ 20.30
Deathclaim units	1,865	996	219	117	16
Deathclaim unit value	$ 29.63	$ 22.39	$ 22.30	$ 20.35	$ 18.93
Net assets	$17,336,909	$12,808,696	$13,831,108	$12,392,348	$12,336,740
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	0.09%	0.00%	0.00%	0.00%	0.03%
Total return (d)	32.16 - 32.35%	0.24 - 0.39%	9.44 - 9.61%	7.33 - 7.49%	37.33 - 37.53%
Partner Healthcare
Units (a)	450,980	479,255	522,664	343,519	261,508
Unit value	$ 21.97	$ 18.60	$ 22.40	$ 21.65	$ 17.62
Deathclaim units	83	542	—	247	—
Deathclaim unit value	$ 22.30	$ 18.85	$ 22.65	$ 21.86	$ 17.77
Net assets	$ 9,912,272	$ 8,927,739	$11,706,362	$ 7,441,126	$ 4,620,875
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	0.26%	4.27%	0.01%	0.00%	0.35%
Total return (d)	18.12 - 18.29%	(16.93) - (16.80)%	3.46 - 3.62%	22.87 - 23.06%	29.66 - 29.85%
Partner Worldwide Allocation
Units (a)	6,039,701	6,322,046	6,952,748	7,423,497	7,879,566
Unit value	$ 11.92	$ 9.73	$ 9.52	$ 9.70	$ 10.37
Deathclaim units	5,910	1,729	8,451	4,860	5,923
Deathclaim unit value	$ 12.10	$ 9.86	$ 9.63	$ 9.80	$ 10.45
Net assets	$72,162,716	$61,610,107	$66,322,821	$72,097,362	$83,339,410
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	2.10%	2.23%	2.50%	2.04%	0.03%
Total return (d)	22.50 - 22.68%	2.22 - 2.37%	(1.87) - (1.72)%	(6.39) - (6.25)%	15.04 - 15.21%
Real Estate Securities
Units (a)	371,582	400,409	420,962	451,709	471,556
Unit value	$ 39.11	$ 37.32	$ 35.10	$ 34.54	$ 26.69
Deathclaim units	486	967	220	519	708
Deathclaim unit value	$ 21.82	$ 20.79	$ 19.53	$ 19.19	$ 14.81
Net assets	$14,548,648	$14,967,621	$14,779,197	$15,610,559	$13,014,340
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	1.63%	1.48%	1.45%	1.42%	1.43%
Total return (d)	4.80 - 4.96%	6.32 - 6.48%	1.62 - 1.77%	29.39 - 29.59%	1.06 - 1.22%
Small Cap Index
Units (a)	489,665	468,770	435,820	446,296	448,341
Unit value	$ 35.40	$ 31.63	$ 25.36	$ 26.21	$ 25.15
Deathclaim units	735	80	—	265	2,721
Deathclaim unit value	$ 27.64	$ 24.67	$ 19.75	$ 20.38	$ 19.52
Net assets	$17,383,907	$14,856,199	$11,072,654	$11,723,568	$11,577,830
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	0.85%	1.00%	0.78%	0.76%	1.20%
Total return (d)	11.90 - 12.07%	24.74 - 24.93%	(3.24) - (3.10)%	4.21 - 4.37%	39.29 - 39.50%

THRIVENT VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
(6) FINANCIAL HIGHLIGHTS - continued
Subaccount	2017	2016	2015	2014	2013
Small Cap Stock
Units (a)	911,420	930,337	1,035,261	405,567	432,708
Unit value	$ 29.64	$ 24.72	$ 19.85	$ 20.71	$ 19.99
Deathclaim units	420	199	527	—	—
Deathclaim unit value	$ 23.07	$ 19.21	$ 15.40	$ 16.05	$ 15.47
Net assets	$27,062,883	$23,036,072	$20,580,371	$8,403,054	$8,825,083
Ratio of expenses to net assets (b)	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%	0.95 - 1.10%
Investment income ratio (c)	0.35%	0.33%	0.28%	0.22%	0.36%
Total return (d)	19.91 - 20.09%	24.56 - 24.75%	(4.19) - (4.05)%	3.61 - 3.76%	34.41 - 34.62%

(a)	For 2014, 2015 and 2016, these amounts represent the units for contracts in accumulation and contracts in payout. Units for contracts in accumulation are presented in 2012 and 2013.
(b)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(c)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(d)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated using accumulation unit values.

PART C.    OTHER INFORMATION
Item 24.     Financial Statements and Exhibits
(a)	Financial Statements
	PART A:	None
(b)	PART B:	Financial Statements of Depositor. (*) Financial Statements of Thrivent Variable Annuity Account B (*)

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
1	Resolution of the Board of Directors of Lutheran Brotherhood authorizing the establishment of Thrivent Variable Annuity Account B (“Registrant”)	Post-Effective Amendment No. 8 to the registration statement of Thrivent Variable Annuity Account B, Registration Statement No. 33-67012, filed on April 30, 1998
2	Not Applicable
3(a)	Principal Underwriting Agreement between Depositor and Thrivent Investment Management Inc.	Post-Effective Amendment No. 5 to the registration statement of Thrivent Variable Annuity Account B, Registration Statement No. 333-76154, filed on April 20, 2006
(b)	Specimen of Distribution Agreement with Registered Representatives	Post-Effective Amendment No. 10 to the registration statement of Thrivent Variable Annuity Account B, Registration Statement No. 333-76154, filed on April 18, 2011
4(a)	Form of Contract	Post-Effective Amendment No. 8 to the registration statement of Thrivent Variable Annuity Account B, Registration Statement No. 33-67012, filed on April 30, 1998
(b)	403(b) Tax Sheltered Annuity Endorsement	Post-Effective Amendment No. 9 to the registration statement of Thrivent Variable Annuity Account B, Registration Statement No. 333-76154, filed on April 19, 2010
(c)	Roth Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 9 to the registration statement of Thrivent Variable Annuity Account B, Registration Statement No. 333-76154, filed on April 19, 2010
(d)	SIMPLE Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 9 to the registration statement of Thrivent Variable Annuity Account B, Registration Statement No. 333-76154, filed on April 19, 2010
(e)	Individual Retirement Annuity Endorsement	Post-Effective Amendment No. 9 to the registration statement of Thrivent Variable Annuity Account B, Registration Statement No. 333-76154, filed on April 19, 2010
5	Contract Application Form	Post-Effective Amendment No. 8 to the registration statement of Thrivent Variable Annuity Account B, Registration Statement No. 33-67012, filed on April 30, 1998
6	Articles of Incorporation and Bylaws of Depositor	Initial filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on February 17, 2017
7	Not Applicable
8	Participation Agreement between the Depositor and the Fund as of December 15, 2003	Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004
9	Opinion of Counsel as to the legality of the securities being registered (including written consent)	Filed herewith
10	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP	Filed herewith
11	Not Applicable

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
12	Not Applicable
13	Power of Attorney for Bradford N. Creswell	Filed herewith
(*)	Filed Herewith
Item 25.    Directors and Officers of the Depositor
The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below, unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Positions and Offices with Depositor
N. Cornell Boggs, III 412 W. Loomis Street Ludington, MI 49431	Director
Kenneth A. Carow Kelley School of Business BS 3024F 801 W. Michigan Street Indianapolis, Indiana 46142	Director
Bradford N. Creswell 1200 Westlake Avenue N Suite 600 Seattle, WA 98109	Director
Lynn Crump-Caine 23 Ball Mill Place Sandy Springs, Georgia 30350	Director
Eric J. Draut 524 S. Banbury Road Arlington Heights, Illinois 60005	Director
Kirk D. Farney Wheaton College 501 College Avenue Wheaton, Illinois 60187	Director
Rev. Mark A. Jeske St. Marcus Lutheran Church 2215 North Palmer Street Milwaukee, Wisconsin 55312-3299	Director
Frederick G. Kraegel Parham Partners LLC 1225 Hyde Lane Henrico, Virginia 23229-6064	Director
F. Mark Kuhlmann 1711 Stone Ridge Trails Drive Kirkwood, Missouri 63122	Director
Kathryn V. Marinello 107 Hispaniola Lane Bonita Springs, Florida 34134	Director
Bonnie E. Raquet 412 Rivers Edge Williamsburg, Virginia 23185-8945	Chair of the Board of Directors
Alice M. Richter 2774 Wilds Lane NW Prior Lake, Minnesota 55372	Director
Bradford L. Hewitt	Chief Executive Officer, Director

Name and Principal Business Address	Positions and Offices with Depositor
Randall L. Boushek	Chief Financial Officer and Treasurer
Teresa J. Rasmussen	President, Thrivent Financial
David S. Royal	Chief Investment Officer
James A. Thomsen	President, Thrivent Holdings
Terry W. Timm 4321 North Ballard Road Appleton, Wisconsin 54919	Chief Administrative Officer
Paul R. Johnston	General Counsel & Secretary
Christopher J. Kopka	President, Thrivent Church Solutions
James M. Odland	Vice President and Chief Compliance Officer
Mary S. Nease	Chief Human Resources Officer
Susan Oberman Smith	Chief Actuary
Item 26.    Persons Controlled by or Under Common Control with Depositor or Registrant
Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.
The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware
Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter
Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware
North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin
Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota
Newman Financial Services, LLC	Limited Liability Company	Minnesota
NewLife Insurance Agency, LLC[5]	Limited Liability Company	Minnesota
Thrivent Life Insurance Company	Life insurance company	Wisconsin
cuLearn, LLC[6]	Limited Liability Company	Delaware
PREPARE/ENRICH, LLC	Limited Liability Company	Delware
Thrivent Asset Management, LLC[1]	Investment adviser	Delaware
Thrivent Distributors, LLC	Limited Liability Company	Delaware
White Rose GP I, LLC[2]	General partner	Delaware
White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware
Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware
Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP V, LLC[2]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund VII Equity Direct Corporation[3]	Private equity fund	Deleware
Thrivent White Rose Fund VII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP VIII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP IX, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund IX Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP X, LLC[2]	General partner	Delaware
Thrivent White Rose Fund X, Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose X Equity Direct Corporation I3	Private equity fund	Delaware
White Rose X Equity Direct Corporation II3	Private equity fund	Delaware
Thrivent White Rose Fund X, Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund GP XI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund XI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund XI Fund of Fund, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Real Estate GP I, LLC[2]	General Partner	Delaware
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Gold Ring Holdings, LLC	Investment subsidiary	Delaware
Thrivent White Rose Opportunity Fund, GP, LLC[2]	General Partner	Delware
Thrivent White Rose Opportunity Fund, GP, L.P.[3]	Private equity fund	Delware
Twin Bridge Capital Partner, LLC[4]	Managing Member	Delaware
Thrivent Education Funding, LLC	Limited Liability Company	Delaware
Thrivent Education Finance Group, LLC	Limited Liability Company	Delaware

[1]	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of Thrivent Financial Holdings, Inc., (“TFH”) which is a wholly owned subsidiary of Thrivent Financial. TFH owns 100% of TAM’s membership interests.
[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.
[5]	Newman Financial Services, LLC owns a 50% membership interest in NewLife Insurance Agency, LLC.
6
Thrivent Financial Holdings Inc. owns 90% membership interest in cuLearn, LLC.
The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Annuity Account I

4.	Thrivent Variable Annuity Account II
5.	Thrivent Variable Annuity Account A
6.	Thrivent Variable Annuity Account B
7.	TLIC Variable Insurance Account A
8.	TLIC Variable Insurance Account B
9.	TLIC Variable Annuity Account A
Item 27.    Number of Contract Owners
There were 35,632 qualified contracts and 10,475 non-qualified contracts as of March 31, 2018.
Item 28.    Indemnification
Section 33 of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.
Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.    Principal Underwriter
(a) Other activity.    Thrivent Investment Management Inc. is the principal underwriter of the Contracts.
(b) Management.    The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, MN 55415.
Name and Principal Business Address	Position and Offices with Underwriter
Karen L. Larson	Director and President
Randall L. Boushek	Director

Name and Principal Business Address	Position and Offices with Underwriter
Thomas L.Young	Director
Thomas J. Birr 4321 North Ballard Road Appleton WI 54919	Vice President
Christopher J. Osborne	Vice President of Supervision
David J. Kloster	Vice President
Timothy S. Meehan	Secretary and Chief Legal Officer
Andrea C. Golis	Chief Compliance Officer
Kurt S. Tureson	Director Affiliate Finance, CFO and Treasurer
Tracy A. Salwei	Assistant Secretary
Bruce Kornaus 4321 North Ballard Road Appleton, WI 54919	Vice President, Service Operations
Susan Plamann 4321 North Ballard Road Appleton, WI 54919	Vice President, Corporate Administration
(c) Compensation from Registrant.    Not Applicable.
Item 30.    Location of Accounts and Records
The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.
Item 31.    Management Services
Not Applicable.
Item 32.    Undertakings
Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.
Depositor hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 333-76154, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Thrivent Financial.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on this 27th day of April, 2018.
Thrivent Variable Annuity Account B (Registrant)
By:	Thrivent Financial for Lutherans (Depositor)
By:	/s/ Bradford L. Hewitt
Bradford L. Hewitt Chief Executive Officer and Director (Principal Executive Officer)
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below.
/s/ Bradford L. Hewitt	Chief Executive Officer and Director (Principal Executive Officer)	April 27, 2018
Bradford L. Hewitt		Date

/s/ Randall L. Boushek	Senior Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)	April 27, 2018
Randall L. Boushek		Date
A majority of the Board of Directors:*
N. Cornell Boggs, III	Kenneth A. Carow	Lynn Crump-Caine
Eric J. Draut	Kirk D. Farney	Mark A. Jeske
Frederick G. Kraegel	F. Mark Kuhlmann	Kathryn V. Marinello
Bradford N. Creswell	Bonnie E. Raquet	Alice M. Richter
Bradford L. Hewitt
*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.

/s/ James M. Odland	April 27, 2018
James M. Odland Attorney-in-Fact

INDEX TO EXHIBITS
THRIVENT VARIABLE ANNUITY ACCOUNT B
The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 24 of Part C for exhibits not listed below.
EXHIBIT NO.
EX 99.24(b)9	Opinion and Consent of Counsel
EX 99.24(b)10	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP
EX 99.24(b)13	Power of Attorney for Bradford N. Creswell